                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  September 1, 2005 -- November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB YIELDPLUS FUND(R)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 39.9%  CORPORATE BONDS                                2,450,952      2,449,888
 32.0%  ASSET-BACKED                                   1,959,164      1,962,684
        OBLIGATIONS
 23.2%  MORTGAGE BACKED                                1,445,624      1,425,933
        SECURITIES
  0.1%  U.S. GOVERNMENT                                    5,387          5,387
        SECURITIES
  0.8%  COMMERCIAL PAPER &                                46,983         46,983
        OTHER CORPORATE
        OBLIGATIONS
  4.6%  PREFERRED STOCK                                  284,943        286,202
   --%  OTHER INVESTMENT                                   1,815          1,815
        COMPANIES
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                              6,194,868      6,178,892
(0.6)%  OTHER ASSETS AND
        LIABILITIES                                                     (38,060)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,140,832

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      CORPORATE BONDS  39.9% OF NET ASSETS

      FINANCE  20.7%
      --------------------------------------------------------------------------
      BANKING  12.0%

      AB SPINTAB
       7.50%, 08/14/49 (a)(b)                              2,100           2,139
      ABBEY NATIONAL PLC
       7.35%, 10/29/49                                    10,153          10,356
      ALLIED IRISH BANKS
       5.02%, 01/17/06 (a)(b)                             17,575          17,762
      ARTESIA OVERSEAS, LTD.
       5.14%, 02/27/06 (c)                                10,000          10,048
      BBVA BANCOMER CAPITAL TRUST I
       10.50%, 02/16/11 (a)(b)                            24,900          25,398
      BNP PARIBAS
       4.52%, 12/20/05 (c)                                43,424          43,602
      CITIBANK KOREA, INC.
       5.64%, 09/26/12                                    25,300          25,596
      CITIGROUP, INC.
       4.31%, 02/02/06 (c)                                35,000          35,027
      COUNTRYWIDE FINANCIAL CORP.
       4.50%, 03/06/06 (c)                                82,000          82,000
      DANSKE BANK A/S
       7.40%, 06/15/10 (a)                                15,500          16,054
      DEUTSCHE BANK CAPITAL TRUST
       5.29%, 12/29/49                                    48,400          51,006
      DEUTSCHE BANK LUXEMBOURG
       4.63%, 12/28/05 (a)(c)                              5,000           5,053
      DORAL FINANCIAL CORP.
       4.40%, 12/07/05 (c)                                30,405          30,399
      FLEET CAPITAL TRUST V
       4.88%, 12/18/05 (c)(d)                             42,300          42,515
      INTESA BANK OVERSEAS LTD.
       4.90%, 01/03/06 (c)                                31,000          31,447
      JP MORGAN CHASE & CO.
       3.94%, 12/14/05 (c)                                15,200          15,230
      NATIONWIDE BUILDING SOCIETY
       3.95%, 12/12/05 (a)(c)                             30,000          30,053
      RBS CAPITAL TRUST IV
       4.82%, 12/30/05 (c)                                39,800          40,208
      REPUBLIC NEW YORK CORP.
       4.15%, 01/31/06 (c)(d)                             44,700          44,460
      ROYAL BANK OF SCOTLAND PLC
       4.23%, 01/23/06 (a)(c)                             49,800          49,823
      SOCIETE GENERALE
       4.81%, 01/23/06                                    28,000          28,115
      SOVEREIGN BANCORP.
       4.72%, 02/27/06 (c)                                16,000          16,018
      WACHOVIA CORP.
       4.27%, 01/23/06 (c)                                31,000          31,047
      WELLS FARGO & CO.
       3.87%, 12/12/05 (c)                                16,000          16,016
       4.02%, 12/23/05 (c)                                 8,450           8,459
       4.06%, 12/28/05 (c)                                29,767          29,812
                                                                     -----------
                                                                         737,643
      BROKERAGE  2.8%

      CREDIT SUISSE FINANCIAL PRODUCTS
       4.51%, 12/06/05 (c)                                20,770          20,853
      GOLDMAN SACHS GROUP, INC.
       4.12%, 12/30/05 (c)                                34,280          34,322
       4.28%, 01/25/06 (c)                                25,000          25,018

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
       4.40%, 02/10/06 (c)                                15,000          15,008
      LEHMAN BROTHERS E-CAPITAL TRUST I
       5.15%, 02/20/06 (a)(c)                              9,900           9,937
      MERRILL LYNCH & CO.
       4.14%, 12/05/05 (c)                                19,880          19,856
      MORGAN STANLEY
       4.34%, 01/27/06 (c)                                 6,940           6,951
       4.65%, 02/15/06 (c)                                41,250          41,308
                                                                     -----------
                                                                         173,253
      FINANCE COMPANY  2.9%

      AMERICAN GENERAL FINANCE
       4.10%, 12/28/05 (b)(c)                             30,000          30,053
      ASIF GLOBAL FINANCE XXII
       4.55%, 02/27/06 (a)(c)                             31,700          31,734
      COUNTRYWIDE FINANCIAL CORP.
       4.75%, 01/03/06 (c)                                 7,400           7,408
      GENERAL ELECTRIC CAPITAL CORP.
       3.57%, 12/02/05 (c)                                37,900          37,183
       4.22%, 02/21/09                                    12,500          12,518
      INTERNATIONAL LEASE FINANCE CORP.
       4.55%, 01/17/06 (c)                                10,000          10,048
      MBNA EUROPE FUNDING PLC
       3.88%, 12/07/05 (a)(c)                             15,000          15,014
      RESIDENTIAL CAPITAL CORP.
       5.39%, 12/29/05 (c)                                16,650          16,721
       5.67%, 02/21/06 (c)                                19,000          19,004
                                                                     -----------
                                                                         179,683
      INSURANCE  2.3%

      AXA
       4.36%, 12/05/05 (c)                                64,600          64,876
      MARSH & MCLENNAN COS., INC.
       4.27%, 01/13/06 (c)                                28,560          28,466
      TWIN REEFS PASS-THROUGH, SECTION 3C7
       5.10%, 12/10/05 (a)(c)(d)                          22,900          22,853
      XLLIAC GLOBAL FUND
       4.07%, 12/02/05 (a)(c)                             22,300          22,329
                                                                     -----------
                                                                         138,524
      REAL ESTATE INVESTMENT TRUST  0.7%

      DUKE REALTY CORP.
       4.18%, 12/22/05 (c)                                18,265          18,289
      WESTFIELD CAPITAL CORP.
       4.56%, 02/02/06 (a)(c)                             23,400          23,466
                                                                     -----------
                                                                          41,755
                                                                     -----------
                                                                       1,270,858
      INDUSTRIAL  15.6%
      --------------------------------------------------------------------------
      BASIC INDUSTRY  1.0%

      EQUISTAR CHEMICALS LP
       6.50%, 02/15/06 (c)                                13,500          13,567
      FORT JAMES CORP.
       6.88%, 09/15/07                                     5,000           5,163
      GEORGIA-PACIFIC CORP.
       7.38%, 07/15/08                                    20,000          21,150
       7.50%, 05/15/06 (c)                                 7,915           7,974
       9.38%, 02/01/13                                     4,000           4,485
      WESTLAKE CHEMICAL CORP.
       8.75%, 07/15/11                                     7,940           8,476
                                                                     -----------
                                                                          60,815
      CAPITAL GOODS  0.6%

      BAE SYSTEMS HOLDINGS, INC.
       4.74%, 02/15/06 (a)(b)(c)                          15,000          15,019
      BOMBARDIER CAPITAL, INC.
       6.13%, 06/29/06 (a)(b)                             22,640          22,753
                                                                     -----------
                                                                          37,772
      COMMUNICATIONS  3.5%

      AMERICA MOVIL SA DE CV
       4.84%, 01/27/06 (c)                                31,500          31,642
      COX COMMUNICATIONS, INC.
       4.41%, 12/14/05 (c)                                24,900          25,105
      DIRECTV HOLDINGS/FINANCE
       8.38%, 03/15/13 (b)                                 8,900           9,701
      ECHOSTAR DBS CORP.
       7.30%, 01/01/06 (c)                                13,750          14,111
      MCI, INC.
       6.91%, 05/01/07 (b)                                21,350          21,643
      NEXTEL PARTNERS, INC.
       8.13%, 07/01/11                                     5,000           5,350
      ROGERS WIRELESS, INC.
       7.00%, 12/15/05 (c)(d)                              2,990           3,102
      SBA TELECOMMUNICATIONS CORP.
       0.0, 12/15/11 (b)                                  15,676          14,422
      SBC COMMUNICATIONS, INC.
       4.54%, 02/14/06 (c)                                25,000          25,061
      TCI COMMUNICATIONS FINANCING III
       9.65%, 03/31/27 (b)                                41,208          44,631
      TELECOM ITALIA CAPITAL SA
       4.73%, 02/01/05 (c)                                10,000          10,047
      VIACOM, INC.
       6.40%, 01/30/06                                    10,000          10,025
                                                                     -----------
                                                                         214,840
      CONSUMER CYCLICAL  7.4%

      CAESARS ENTERTAINMENT, INC.
       8.50%, 11/15/06 (b)                                10,800          11,114
       9.38%, 02/15/07                                     5,000           5,238

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      CENTEX CORP.
       6.22%, 01/10/06 (c)                                15,340          15,565
      CUMMINS, INC.
       9.50%, 12/01/10 (b)                                20,445          22,183
      D.R. HORTON, INC.
       8.50%, 04/15/12                                    15,125          16,249
       9.38%, 03/15/11 (b)                                21,900          23,203
      DAIMLER-CHRYSLER N.A. HOLDINGS
       4.31%, 12/12/05 (c)                                10,140          10,165
       4.99%, 02/24/06 (c)                                19,850          19,887
      FORD MOTOR CREDIT CO.
       4.83%, 12/28/05 (c)                                15,980          15,100
       6.50%, 01/25/07                                    10,000           9,713
       6.88%, 02/01/06 (b)                                40,950          40,790
       7.26%, 02/02/06 (c)                                19,000          18,624
       7.75%, 02/15/07                                     6,390           6,183
      GENERAL MOTORS ACCEPTANCE CORP.
       5.05%, 01/17/06 (c)                                18,980          18,069
       5.11%, 12/23/05 (c)                                 7,000           6,379
       5.22%, 02/21/06 (c)                                18,400          17,787
       5.24%, 02/21/06 (c)                                 5,000           4,893
       6.13%, 02/01/07                                     9,450           9,073
      GTECH HOLDINGS CORP.
       4.50%, 12/01/09                                    10,000           9,125
      HARRAHS OPERATING CO., INC.
       7.88%, 12/15/05                                     1,297           1,297
      HOST MARRIOTT LP
       9.50%, 01/15/07 (b)                                13,630          14,277
      HYATT EQUITIES, L.L.C.
       6.88%, 06/15/07 (a)(b)                              1,295           1,323
      KB HOME
       9.50%, 02/15/11 (b)                                28,486          30,132
      LENNAR CORP.
       5.24%, 03/20/06 (c)                                22,875          22,908
      MANDALAY RESORT GROUP
       10.25%, 08/01/07                                    3,950           4,236
      MGM MIRAGE, INC.
       6.75%, 08/01/07 (b)                                 6,000           6,105
       6.75%, 02/01/08                                       300             306
       7.25%, 10/15/06                                     4,050           4,121
       9.75%, 06/01/07                                     3,250           3,437
      ROYAL CARIBBEAN CRUISES
       6.75%, 03/15/08 (b)                                 4,255           4,393
      RYLAND GROUP, INC.
       9.13%, 06/15/11 (b)                                25,287          26,814
      SCHULER HOMES
       10.50%, 07/15/11                                    3,795           4,108
      STARWOOD HOTEL RESORTS
       7.38%, 05/01/07 (b)                                 6,000           6,188
      TOLL CORP.
       8.25%, 02/01/11 (b)                                28,060          29,393
       8.25%, 12/01/11                                    16,050          17,254
                                                                     -----------
                                                                         455,632
      CONSUMER NON-CYCLICAL  0.7%

      EVANGELICAL LUTHERAN GOOD SAMARITAN SOCIETY
       4.62%, 01/24/06 (c)                                 8,267           8,267
       4.94%, 02/24/06 (c)                                19,800          19,812
      STATER BROTHERS HOLDINGS
       7.99%, 03/15/06 (c)                                12,950          12,885
                                                                     -----------
                                                                          40,964
      ENERGY  1.6%

      DELEK & AVNER-YAM TETHYS LTD.
       5.35%, 02/01/06 (a)                                 9,318           9,329
      ENERGEN CORP.
       4.69%, 02/15/06 (c)                                 9,900           9,916
      HUSKY OIL LTD.
       8.90%, 08/15/28 (b)                                27,122          29,246
      KERR-MCGEE CORP.
       5.88%, 09/15/06 (b)                                26,200          26,472
      POGO PRODUCING CO.
       8.25%, 04/15/11 (b)                                22,156          23,264
                                                                     -----------
                                                                          98,227
      TECHNOLOGY  0.2%

      FREESCALE SEMICONDUCTOR
       6.90%, 01/15/06 (c)                                11,900          12,257

      TRANSPORTATION  0.6%

      CSX CORP.
       4.56%, 02/03/06 (c)                                20,730          20,765
      YELLOW ROADWAY CORP.
       5.72%, 02/15/06 (c)(d)                             15,000          15,004
                                                                     -----------
                                                                          35,769
                                                                     -----------
                                                                         956,276
      UTILITIES  3.6%
      --------------------------------------------------------------------------
      ELECTRIC  2.4%

      DUKE ENERGY CORP.
       4.24%, 12/08/05 (c)                                21,350          21,350
      ENTERGY GULF STATES
       4.27%, 12/01/05 (c)                                34,275          33,711
       5.21%, 12/08/05 (a)(c)                              5,000           5,000
      SOUTHERN CALIFORNIA EDISON
       3.93%, 12/13/05 (c)                                50,000          50,034
       4.43%, 01/13/06 (c)                                 7,370           7,370
      TECO ENERGY, INC.
       6.25%, 02/01/06 (c)                                 9,950          10,224
      TXU ENERGY CO., L.L.C.
       4.92%, 01/17/06 (c)(d)                             20,200          20,199
                                                                     -----------
                                                                         147,888

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      NATURAL GAS  1.2%

      ATMOS ENERGY CORP.
       4.53%, 01/15/06 (c)                                20,062          20,087
      DOMINION RESOURCES, INC.
       4.30%, 12/28/05 (c)                                21,900          21,919
      NISOURCE FINANCE CORP.
       4.95%, 02/23/06 (c)                                32,720          32,860
                                                                     -----------
                                                                          74,866
                                                                     -----------
                                                                         222,754
                                                                     -----------
      TOTAL CORPORATE BONDS
      (COST $2,450,952)                                                2,449,888
                                                                     -----------
      ASSET-BACKED OBLIGATIONS  32.0% OF NET ASSETS

      ABSC NIMS TRUST
       5.00%, 10/27/34 (a)                                 3,215           3,208
       5.00%, 06/25/34 (a)                                 2,405           2,391
      ACE SECURITIES CORP.
       4.79%, 12/25/05 (c)                                10,000          10,027
       5.39%, 12/25/05 (c)                                 4,726           4,760
       6.39%, 12/25/05 (b)                                15,000          15,093
       6.69%, 12/25/05 (c)                                 4,081           4,160
      ACT DEPOSITOR CORP.
       4.47%, 12/22/05 (a)(c)                             10,000          10,000
      AEGIS ASSET BACKED SECURITIES TRUST
       4.59%, 12/25/05 (b)(c)                              4,923           4,929
      ALTER MONETA RECEIVABLES, L.L.C.
       2.56%, 03/15/11 (a)(b)                              1,365           1,356
      AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
       6.53%, 06/06/08                                     6,450           6,511
      AMERIQUEST FINANCE NIM TRUST
       4.60%, 07/25/34 (a)                                   260             259
       5.19%, 06/25/34 (a)                                   708             706
      AMERIQUEST MORTGAGE SECURITIES, INC.
       4.80%, 11/25/34 (a)                                 3,419           3,405
       4.89%, 12/25/05 (c)                                10,550          10,607
       5.56%, 12/25/05                                     7,050           7,120
       5.84%, 12/25/05 (c)                                 2,424           2,425
       5.99%, 12/25/05 (c)                                 6,900           6,963
       6.04%, 12/25/05 (c)                                 5,000           5,091
       6.19%, 12/25/05 (c)                                 1,950           1,949
       6.22%, 12/25/05 (c)                                 5,000           5,060
       6.24%, 12/25/05 (c)                                 5,000           5,082
      ARCHSTONE I PLC
       4.69%, 12/20/05 (a)(b)(c)                          30,000          30,337
      ARGENT SECURITIES, INC.
       5.91%, 12/25/05 (b)(c)                             19,695          20,023
       5.94%, 12/25/05 (b)(c)                             15,750          15,967
      ARIA CDO I (JERSEY) LTD.
       5.39%, 04/07/06 (a)(b)(c)                          43,350          43,595
      ASSET BACKED FUNDING CERTIFICATES
       4.74%, 12/25/05 (b)(c)                              3,231           3,238
       5.19%, 12/25/05 (b)(c)                             11,576          11,704
       5.34%, 12/25/05 (c)                                12,750          12,952
       7.69%, 12/25/05 (c)                                 4,022           3,763
      ASSET BACKED FUNDING CORP.
       4.45%, 09/26/34 (a)(b)(c)                           5,809           5,786
       4.74%, 12/25/05 (b)(c)                             16,500          16,570
       5.04%, 12/25/05 (c)                                 7,500           7,576
       5.74%, 12/25/05 (c)                                 5,000           5,042
      ASSET BACKED SECURITIES CORP. HOME EQUITY
       5.02%, 12/15/05 (c)                                 7,000           7,039
       5.42%, 12/15/05 (c)                                 1,109           1,110
       5.67%, 12/15/05 (c)                                 6,126           6,151
       6.27%, 12/15/05 (c)                                 4,460           4,500
       6.47%, 12/15/05 (b)(c)                             14,850          15,296
       6.62%, 12/15/05 (c)                                 8,035           8,099
      BANC OF AMERICA FUNDING CORP.
       5.87%, 06/20/32 (b)                                10,666          10,884
       5.00%, 09/25/19                                    16,403          16,059
      BEAR STEARNS ASSET BACKED SECURITIES, INC.
       4.76%, 12/25/05 (c)                                12,100          12,118
       5.17%, 12/25/05 (c)                                 6,137           6,144
      CAPITAL ONE MASTER TRUST
       5.22%, 12/15/05 (a)(c)                             15,000          15,030
      CAPITAL ONE MULTI-ASSET EXECUTION TRUST
       4.90%, 12/15/05 (c)                                20,000          20,189
       6.92%, 12/15/05 (c)                                 3,500           3,674
      CAPITAL ONE PRIME AUTO RECEIVABLES TRUST
       3.95%, 05/16/11                                    13,673          13,438
      CARSS FINANCE LTD. PARTNERSHIP
       5.07%, 12/15/05 (a)(c)                              3,332           3,337
      CDC MORTGAGE CAPITAL TRUST
       4.84%, 12/25/05 (c)                                 5,700           5,721
       5.09%, 12/25/05 (c)                                17,251          17,322
       5.84%, 12/25/05 (c)                                 4,000           4,086
       6.09%, 12/25/05 (c)                                 5,000           5,071
      CENTEX HOME EQUITY
       4.83%, 12/25/05 (c)                                 8,750           8,794
       4.89%, 12/25/05 (c)                                19,000          19,103
       5.89%, 12/25/05 (c)                                 6,500           6,600
      CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
       4.47%, 12/25/05 (c)                                 6,336           6,352
       5.17%, 12/25/05 (c)                                   619             620
      CIT MARINE TRUST
       6.25%, 11/15/19                                     2,357           2,371
      COUNTRYWIDE ASSET-BACKED CERTIFICATES
       5.85%, 12/26/05 (c)                                   225             227
       4.57%, 12/25/05 (c)                                27,258          27,349
       4.84%, 12/25/05 (c)                                15,000          15,094
       5.29%, 12/25/05 (c)                                 3,000           3,017
       6.29%, 12/25/05 (c)                                 4,800           4,853

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      DISTRIBUTION FINANCIAL SERVICES TRUST
       7.73%, 11/15/22                                     8,250           8,107
      FIELDSTONE MORTGAGE INVESTMENT CORP.
       5.59%, 12/25/05 (c)                                 2,000           2,001
      FINANCE AMERICA MORTGAGE LOAN TRUST
       4.77%, 12/25/05 (c)                                13,350          13,425
       5.04%, 12/25/05 (c)                                 3,500           3,535
       5.59%, 12/25/05 (c)                                 2,625           2,645
      FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED CERTIFICATES
       7.44%, 12/25/05 (c)                                 5,208           5,307
       4.79%, 12/20/05 (c)                                   920             921
      FIRST FRANKLIN NIM TRUST
       4.45%, 11/25/34 (a)                                 2,700           2,694
       5.25%, 10/25/34 (a)                                 3,910           3,916
       5.75%, 06/25/34 (a)                                 4,483           4,476
      FREMONT HOME LOAN TRUST
       4.89%, 12/25/05 (c)                                20,000          20,193
       5.34%, 12/25/05 (c)                                 5,000           5,065
       5.81%, 12/25/05 (c)                                13,000          13,321
       5.92%, 12/25/05 (c)                                 7,000           7,036
      FREMONT NIM TRUST
       3.75%, 01/25/35 (a)                                 6,821           6,779
       4.50%, 11/25/34 (a)                                 3,116           3,106
      GALENA CDO I (CAYMAN NO. 1) LTD.
       4.69%, 01/11/06 (a)(c)                              5,000           4,988
      GLOBAL SIGNAL TRUST
       4.70%, 12/15/14 (a)                                 7,000           6,803
      GSAMP TRUST
       6.26%, 12/20/05 (c)                                 1,280           1,290
      HOME EQUITY ASSET TRUST
       4.77%, 12/25/05 (c)                                22,000          22,201
      HOME EQUITY MORTGAGE TRUST
       5.89%, 12/25/05 (c)                                 6,000           6,039
       5.99%, 12/25/05 (c)                                 4,000           4,024
       6.64%, 12/25/05 (b)(c)                              1,508           1,512
      HOUSEHOLD MORTGAGE LOAN TRUST
       4.76%, 12/20/05 (c)                                 2,281           2,285
      INDYMAC HOME EQUITY LOAN ASSET-BACKED TRUST
       5.68%, 11/25/34 (a)                                 2,659           2,659
       5.34%, 12/25/05 (c)                                14,500          14,760
      IRWIN HOME EQUITY
       6.19%, 12/25/05 (c)                                 5,000           5,125
      LONG BEACH ASSET HOLDINGS, CORP.
       4.50%, 11/25/34 (a)                                 1,450           1,448
       5.00%, 09/25/34 (a)                                   364             363
      LONG BEACH MORTGAGE LOAN TRUST
       5.01%, 12/25/05 (c)                                 8,000           8,040
       5.59%, 12/25/05 (c)                                 8,000           8,119
       6.44%, 12/25/05 (c)                                 2,190           2,210
      MAIN STREET WAREHOUSE FUNDING TRUST
       6.49%, 12/25/05 (a)(c)                             18,500          18,521
       6.94%, 12/25/05 (a)(c)                              9,000           9,110
      MASTER ASSET BACKED SECURITIES TRUST
       5.68%, 12/25/32                                    12,500          12,659
       4.61%, 12/25/05 (c)                                 2,890           2,898
       4.89%, 12/25/05 (c)                                   571             574
       6.14%, 12/25/05 (c)                                10,000          10,107
      MBNA MASTER CREDIT CARD TRUST
       4.72%, 01/15/06 (c)                                14,500          14,686
       4.49%, 12/15/05 (c)                                14,329          14,415
       5.20%, 12/15/05 (a)(c)                              8,000           8,068
       5.47%, 12/15/05 (c)                                10,920          11,208
      MERRILL LYNCH MORTGAGE INVESTORS, INC.
       5.00%, 09/25/35 (a)                                 6,249           6,194
       4.49%, 12/25/05 (c)                                 2,364           2,366
       5.04%, 12/25/05 (c)                                 2,020           2,023
       5.84%, 12/25/05 (c)                                 2,000           2,016
       6.19%, 12/25/05 (c)                                 2,913           2,942
      MMCA AUTOMOBILE TRUST
       6.27%, 12/15/05 (c)                                 1,053           1,058
      MORGAN STANLEY ABS CAPITAL I
       4.69%, 12/25/05 (c)                                28,331          28,352
       4.83%, 12/25/05 (c)                                19,810          19,935
       4.87%, 12/25/05 (c)                                 9,403           9,474
       4.99%, 12/25/05 (c)                                17,500          17,668
       5.19%, 12/25/05 (c)                                15,000          15,093
       6.09%, 12/25/05 (c)                                 6,000           6,003
      MORGAN STANLEY AUTO LOAN TRUST
       3.24%, 03/15/12                                     3,135           3,092
       3.59%, 03/15/12                                       347             346
       2.88%, 10/15/11                                     5,540           5,446
       2.22%, 04/15/11                                     3,210           3,148
      NEW CENTURY HOME EQUITY LOAN TRUST
       4.44%, 12/25/05 (c)                                 5,435           5,438
       4.81%, 12/25/05 (c)                                14,000          14,071
       6.57%, 12/25/05 (c)                                 7,686           7,833
      NOVASTAR HOME EQUITY LOAN
       4.87%, 12/25/05 (c)                                 8,000           8,030
       4.90%, 12/25/05 (c)                                20,000          20,131
       4.94%, 12/25/05 (c)                                15,720          15,798
       4.94%, 12/25/05 (c)                                22,700          22,848
       5.39%, 12/25/05 (c)                                13,000          13,096
       5.84%, 12/25/05 (c)                                10,000          10,133
       5.89%, 12/25/05 (c)                                10,000          10,002
       6.14%, 12/25/05 (c)                                 7,900           7,961
       6.19%, 12/25/05 (c)                                13,000          13,139
       7.69%, 12/25/05 (c)                                 4,000           3,728
      NOVASTAR NIM TRUST
       4.78%, 10/26/35 (a)                                 9,347           9,324
       3.97%, 03/25/35 (a)                                 4,090           4,074
       4.46%, 07/25/34 (a)                                   742             741

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      ODIN CDO I (CAYMAN ISLANDS) LTD.
       5.10%, 04/11/06 (a)(c)                             19,900          19,969
      OPTEUM NIM TRUST
       6.00%, 02/25/35 (a)                                 1,464           1,460
      OPTION ONE MORTGAGE LOAN TRUST
       4.72%, 12/25/05 (c)                                 7,000           7,026
       4.84%, 12/25/05 (c)                                15,000          15,102
       5.09%, 12/25/05 (c)                                18,000          18,150
       5.29%, 12/25/05 (c)                                 3,800           3,844
       5.54%, 12/25/05 (c)                                 5,000           5,031
       6.04%, 12/25/05 (c)                                   151             151
       6.14%, 12/25/05 (c)                                   250             253
      OVERTURE CDO (JERSEY) LTD.
       4.87%, 01/08/06 (a)(c)                              1,650           1,653
      PARK PLACE SECURITIES, INC.
       4.00%, 02/25/35                                     1,865           1,861
       4.34%, 12/25/34                                    15,000          15,141
      RESIDENTIAL ASSET SECURITIES CORP.
       5.19%, 12/25/05 (c)                                 9,000           9,089
       5.69%, 12/25/05 (c)                                15,300          15,481
      RESIDENTIAL ASSET SECURITIES NIM CORP.
       4.00%, 02/25/35 (a)                                 9,829           9,822
      RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
       4.75%, 12/25/19                                    69,592          66,901
      RYDER VEHICLE LEASE TRUST
       6.75%, 03/15/12 (a)(b)                             10,000          10,088
      SAIL NET INTEREST MARGIN NOTES
       4.75%, 04/27/35 (a)                                 3,674           3,648
       4.25%, 02/27/35 (a)                                 4,456           4,429
       4.50%, 10/27/34 (a)                                 4,774           4,754
       7.35%, 11/27/33 (a)                                    65              65
      SAKS CREDIT CARD MASTER TRUST
       4.77%, 12/15/05 (c)                                 3,000           3,009
      SAXON ASSET SECURITIES TRUST
       5.32%, 12/25/05 (c)                                12,650          12,763
      SECURITIZED ASSET BACKED NIM TRUST
       5.50%, 09/25/34                                     2,795           2,775
       5.50%, 08/25/34                                     2,740           2,726
       5.75%, 07/25/34                                     1,872           1,870
      SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
       4.00%, 01/25/35                                     5,185           5,160
       3.75%, 12/25/34                                    10,559          10,505
       5.19%, 11/25/34                                     4,172           4,151
       5.43%, 10/25/34                                     2,034           2,018
       6.16%, 09/25/34                                        84              84
       5.19%, 04/25/34 (a)                                 4,484           4,480
      SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE
       4.70%, 12/25/05 (c)                                15,000          15,049
      STRUCTURED ASSET INVESTMENT LOAN TRUST
       4.53%, 12/25/05 (c)                                13,419          13,451
       5.94%, 12/25/05 (c)                                10,333          10,391
      STRUCTURED ASSET SECURITIES CORP.
       5.50%, 05/25/19                                    21,451          21,391
       5.35%, 02/25/18                                    21,030          20,895
       4.79%, 12/25/05 (c)                                14,600          14,661
       5.29%, 12/25/05 (c)                                 2,653           2,666
       6.24%, 12/25/05 (c)                                   474             475
       6.44%, 12/25/05 (c)                                18,000          18,367
      STUDENT LOAN TRUST
       4.42%, 01/28/06 (c)                                12,900          12,966
       3.95%, 01/25/06 (c)                                90,000          90,054
       4.20%, 01/25/06 (c)                                10,000           9,984
       4.20%, 01/25/06 (c)                                30,000          29,958
       4.29%, 01/25/06 (c)                                15,000          15,036
       4.31%, 01/25/06 (c)                                 4,333           4,345
       4.33%, 01/25/06 (c)                                47,500          47,692
       4.33%, 01/25/06 (c)                                62,000          62,133
       4.35%, 01/25/06 (c)                                 2,655           2,661
       4.39%, 01/25/06 (c)                                 6,184           6,209
       4.40%, 01/25/06 (c)                                 5,562           5,581
       4.07%, 12/15/05 (c)                                75,000          75,436
      TERRAPIN FUNDING, L.L.C.
       5.39%, 12/07/05 (c)                                20,000          20,032
      UCFC HOME EQUITY LOAN
       6.53%, 10/15/29                                     9,800           9,789
      WELLS FARGO HOME EQUITY
       4.45%, 10/26/34                                     7,610           7,593
      WFS FINANCIAL OWNER TRUST
       3.21%, 05/17/12                                     9,177           8,995
       3.60%, 02/17/12                                     8,370           8,200
       4.07%, 02/17/12                                     1,293           1,277
       3.20%, 11/21/11                                     6,648           6,553
       2.49%, 08/22/11                                     3,299           3,239
       2.81%, 08/22/11                                     1,000             978
       4.50%, 02/20/10                                       691             692
      WHOLE AUTO LOAN TRUST
       2.24%, 03/15/10                                     7,137           7,031
                                                                     -----------
      TOTAL ASSET-BACKED OBLIGATIONS
      (COST $1,959,164)                                                1,962,684
                                                                     -----------
      MORTGAGE BACKED SECURITIES  23.2% OF NET ASSETS

      COLLATERALIZED MORTGAGE OBLIGATIONS  18.4%
      --------------------------------------------------------------------------
      BANC OF AMERICA ALTERNATIVE LOAN TRUST
       4.75%, 02/25/19 (b)                                18,696          18,123
      BANC OF AMERICA MORTGAGE SECURITIES
       3.60%, 05/25/33 (b)                                 3,612           3,533
       3.93%, 04/25/33 (b)                                 3,851           3,792
       4.11%, 10/25/34 (b)                                12,695          12,584
       4.12%, 02/25/34 (b)                                19,305          18,920
       4.79%, 11/25/34 (b)                                28,190          27,887
       4.88%, 09/25/32 (b)                                 1,781           1,760

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
       5.00%, 09/25/18                                    14,939          14,642
       5.00%, 11/25/18 (b)                                11,482          11,328
       5.00%, 08/25/19 (b)                                64,469          62,282
      BANK OF AMERICA MORTGAGE SECURITIES
       5.00%, 07/25/18 (b)                                11,068          10,830
       5.00%, 06/25/20 (b)                                57,794          56,628
      BEAR STEARNS ADJUSTABLE RATE MORTGAGE
       4.92%, 07/25/34 (b)                                84,435          81,876
      CENDANT MORTGAGE CORP.
       5.00%, 05/25/33                                     7,337           7,196
      CHASE MORTGAGE FINANCE CORP.
       5.00%, 03/25/18                                    24,385          23,899
       5.00%, 02/25/19                                   106,521         104,901
      COUNTRYWIDE HOME LOANS
       3.73%, 05/19/33                                     3,996           3,926
       4.70%, 04/20/35                                    46,466          46,225
      CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
       4.76%, 11/25/34 (b)                                21,835          21,609
       5.26%, 11/19/32                                     2,456           2,427
      CROWN CASTLE TOWERS, L.L.C.
       4.88%, 06/15/35 (a)(b)                             11,000          10,700
      CS FIRST BOSTON MORTGAGE SECURITIES CORP.
       4.06%, 11/25/32 (b)                                 1,052           1,077
       5.57%, 10/25/32 (b)                                   868             891
      FANNIE MAE
       6.00%, 03/25/17                                    20,943          21,394
      FIFTH THIRD MORTGAGE LOAN TRUST
       5.63%, 11/19/32                                     1,257           1,270
      GSR MORTGAGE LOAN TRUST
       3.43%, 06/25/34                                     8,070           7,830
       3.92%, 08/25/34                                    13,519          13,465
      IMPAC CMB TRUST
       4.54%, 12/25/05 (c)                                 4,148           4,151
      INDYMAC INDEX MORTGAGE LOAN TRUST (INTEREST
         ONLY)
       0.80%, 04/25/34                                   256,316           2,249
      JP MORGAN MORTGAGE TRUST
       5.00%, 09/25/19                                    62,713          60,589
      MORGAN STANLEY MORTGAGE LOAN TRUST
       1.00%, 11/25/19                                       303             304
       4.51%, 07/25/34                                     8,071           7,980
       5.04%, 10/25/34                                    13,093          13,087
       5.41%, 10/25/34                                     6,544           6,556
       6.41%, 11/25/34                                    13,560          13,713
      RESIDENTIAL ACCREDIT LOANS, INC.
       0.74%, 08/25/34                                     6,532           6,354
       5.00%, 12/25/19                                    36,514          35,795
      RESIDENTIAL ASSET SECURITIZATION TRUST
       5.00%, 08/25/19                                    26,571          25,722
       5.50%, 06/25/35                                   118,398         116,828
      RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
       4.75%, 12/25/18                                     5,162           5,009
      SEQUOIA MORTGAGE TRUST (INTEREST ONLY)
       0.80%, 01/20/34                                   180,041           1,350
      THORNBURG MORTGAGE SECURITIES TRUST
       3.33%, 03/25/44                                    19,469          18,807
      WASHINGTON MUTUAL
       4.03%, 08/25/33                                     7,339           7,303
       4.49%, 03/25/33                                     1,920           1,896
       4.68%, 02/25/33                                     3,632           3,595
       5.00%, 10/25/18                                    53,016          52,109
       5.00%, 11/25/18                                    54,893          53,915
      WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
       3.45%, 09/25/34                                    17,213          17,153
       3.54%, 09/25/34                                    19,500          18,687
       3.99%, 01/25/35                                    17,033          16,679
       4.62%, 01/25/34                                    23,377          22,336
       4.73%, 07/25/34                                    16,276          16,055
       4.75%, 12/25/33                                    12,415          11,899
                                                                     -----------
                                                                       1,131,116
      U.S. GOVERNMENT AGENCY MORTGAGES  4.8%
      --------------------------------------------------------------------------
      FANNIE MAE
       3.97%, 12/01/05 (c)                                18,989          18,607
       4.00%, 09/25/31                                     5,389           5,145
       4.01%, 12/01/05 (c)                                16,017          15,663
       4.63%, 12/01/05 (b)(c)                              5,359           5,386
       4.66%, 12/01/05 (b)(c)                              8,207           8,284
       4.76%, 01/01/06 (c)                                17,489          17,333
       4.83%, 12/01/05 (c)                                 1,344           1,388
       4.92%, 03/01/35                                    27,086          27,061
       4.98%, 11/01/06 (c)                                   507             521
       4.99%, 12/25/05 (c)                                 2,161           2,112
       5.00%, 06/25/18                                    25,432           3,208
       5.07%, 12/01/05 (c)                                   459             471
       5.19%, 12/01/05 (c)                                   600             615
       5.43%, 09/01/06 (c)                                 2,383           2,391
       5.64%, 12/01/05 (b)(c)                                863             887
       6.00%, 09/01/05 (c)                                   474             483
       6.00%, 04/01/17 (b)                                 6,547           6,692
       6.09%, 12/01/05 (c)                                   342             351
       6.12%, 07/01/06 (c)                                   393             404
       6.50%, 04/01/08 to 01/01/18(b)                      8,809           9,028
       6.50%, 12/01/11 to 10/01/19                        29,075          29,987
       7.00%, 06/01/06 to 09/01/34                        98,612         102,182
       7.00%, 11/01/07 to 12/01/17(b)                     23,846          24,722
       7.00%, 12/01/08 (b)(c)                              1,176           1,193
       7.54%, 11/01/18                                     2,751           2,859
      FEDERAL HOME LOAN MORTGAGE CORP.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
       2.61%, 07/15/11                                        90              89
       2.84%, 02/15/10                                     2,925           2,897
      FREDDIE MAC
       5.30%, 09/01/06 (c)                                   967             985
       5.50%, 08/01/11                                       812             818
       5.68%, 12/01/05 (c)                                   857             874
       6.00%, 05/01/08                                       161             162
       6.05%, 12/01/05 (c)                                 1,449           1,530
       9.30%, 11/15/20                                       490             489
                                                                     -----------
                                                                         294,817
                                                                     -----------
      TOTAL MORTGAGE BACKED SECURITIES
      (COST $1,445,624)                                                1,425,933
                                                                     -----------
      U.S. GOVERNMENT SECURITIES  0.1% OF NET ASSETS

      U.S. TREASURY OBLIGATIONS  0.1%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
       3.50%, 01/19/06                                     1,500           1,492
       3.57%, 07/14/05                                     1,000             996
       3.82%, 12/08/05                                       500             500
       3.85%, 01/26/06                                     1,110           1,103
       3.93%, 12/15/05                                       305             305
       3.94%, 02/23/06                                     1,000             991
                                                                     -----------
      TOTAL U.S. GOVERNMENT SECURITIES
      (COST $5,387)                                                        5,387
                                                                     -----------
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS   0.8% OF NET ASSETS

      KINDER MORGAN ENERGY
       4.07%, 12/05/05                                    15,000          14,993
       4.08%, 12/05/05                                    23,000          22,990
      VIACOM, INC.
       4.20%, 12/01/05                                     9,000           9,000
                                                                     -----------
      TOTAL COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      (COST $46,983)                                                      46,983
                                                                     -----------

                                                     NUMBER OF          VALUE
      SECURITY                                        SHARES         ($ X 1,000)

      PREFERRED STOCK  4.6% OF NET ASSETS

      ABN AMRO NORTH AMERICAN CAPITAL FUNDING (d)      285,000            27,903
      BANK ONE CAPITAL V                               150,000             3,766
      BBVA PREFERRED CAPITAL LTD. *                    127,599             3,249
      FANNIE MAE (c)(d)                                541,300            27,052
      FANNIE MAE (c)(d)                              1,448,000            72,368
      INTERNATIONAL LEASE FINANCE (c)(d)               380,000            38,048
      LA QUINTA PROPERTIES, INC. *                     100,000             2,498
      REGIONS FINANCING TRUST I                         84,800             2,127
      SG PREFERREDD CAPITAL II (c)                     100,000            10,859
      SLM CORP. (c)(d)                                 168,000            17,004
      WOODBOURNE PASSTHRU TRUST (a)(c)(d)              400,000            39,955
      ZURICH REGCAPS FUNDING TRUST I                    13,000            12,968
      ZURICH REGCAPS FUNDING TRUST III (a)(c)(d)       235,000            23,472
      ZURICH REGCAPS FUNDING TRUST V (a)(c)(d)          50,000             4,933
                                                                     -----------
      TOTAL PREFERRED STOCK
      (COST $284,943)                                                    286,202
                                                                     -----------
      OTHER INVESTMENT COMPANIES  0.0% OF NET ASSETS

      SSGA PRIME MONEY MARKET PORTFOLIO              1,814,577             1,815

END OF INVESTMENTS.

At November 30, 2005 the tax basis cost of the fund's investments was $6,194,875, and the unrealized gains and losses were $20,667 and ($36,650), respectively.

NOTES TO PORTFOLIO HOLDINGS

*     Non-income producing security

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $718,012 or 11.9% of net assets.

(b) All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

(c)   Variable-rate security

(d)   Callable security

                                    NUMBER OF         CONTRACT        UNREALIZED
                                    CONTRACTS          VALUE            GAINS
In addition to the above, the fund held the following at 11/30/2005. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACTS

2 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/31/06                                2,170          445,053               387

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

5 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/22/06                                6,870          727,791             1,319
                                                                      ----------
                                                                           1,706
                                                                      ----------

SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  52.1%  U.S. GOVERNMENT                                  334,941       329,907
         SECURITIES
  22.4%  CORPORATE BONDS                                  142,733       141,555
  11.5%  MORTGAGE BACKED                                   74,094        72,805
         SECURITIES
   8.0%  ASSET-BACKED                                      50,588        50,737
         OBLIGATIONS
   2.0%  COMMERCIAL PAPER &                                12,500        12,500
         OTHER CORPORATE
         OBLIGATIONS
   4.2%  PREFERRED STOCK                                   26,876        26,856
   0.1%  OTHER INVESTMENT                                     527           527
         COMPANIES
--------------------------------------------------------------------------------
 100.3%  TOTAL INVESTMENTS                                642,259       634,887
  33.3%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           210,710
(33.6)%  OTHER ASSETS AND
         LIABILITIES                                                   (212,689)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     632,908

      SECURITY                                        FACE AMOUNT       VALUE
            RATE, MATURITY DATE                       ($ X 1,000)    ($ X 1,000)
      U.S. GOVERNMENT SECURITIES  52.1% OF NET ASSETS

      U.S. GOVERNMENT AGENCY SECURITIES  22.4%
      --------------------------------------------------------------------------
      FANNIE MAE
       3.13%, 12/15/07                                     20,000         19,403
       4.75%, 12/15/10                                     25,000         24,949
      FEDERAL HOME LOAN BANK
       3.38%, 09/14/07 (a)                                 18,000         17,607
       4.63%, 11/21/08 (b)                                 25,000         24,945
      FREDDIE MAC
       3.50%, 09/15/07 (b)                                 10,000          9,801
       4.38%, 11/16/07                                      5,000          4,972
       4.63%, 12/19/08                                     10,000          9,977
       5.13%, 10/15/08                                     30,000         30,333
                                                                     -----------
                                                                         141,987
      U.S. TREASURY OBLIGATIONS  29.7%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
       3.30%, 01/05/06 (a)                                    100            100
      U.S. TREASURY NOTES
       2.63%, 05/15/08 (b)                                 21,000         20,145
       3.13%, 05/15/07 (b)                                 10,000          9,822
       3.13%, 09/15/08 (b)                                 35,000         33,843
       3.25%, 08/15/07 (b)                                  6,000          5,888
       3.25%, 08/15/08 (b)                                 11,000         10,682
       3.38%, 02/28/07 (b)                                  7,000          6,911
       3.38%, 02/15/08 (b)                                  7,700          7,535
       3.38%, 11/15/08 (b)                                  5,000          4,860
       3.38%, 12/15/08 (b)                                  5,000          4,856
       3.50%, 05/31/07 (b)                                    800            790
       3.50%, 12/15/09 (b)                                  6,600          6,378
       3.63%, 06/30/07 (b)                                  2,100          2,076
       3.63%, 06/15/10 (b)                                  3,250          3,144
       3.88%, 07/31/07 (b)                                 10,000          9,916
       3.88%, 05/15/09 (b)                                  2,000          1,966
       3.88%, 07/15/10 (b)                                  1,060          1,036
       3.88%, 09/15/10 (b)                                  2,500          2,440
       4.00%, 08/31/07 (b)                                  1,000            993
       4.00%, 04/15/10 (b)                                  3,000          2,950
       4.13%, 08/15/08 (b)                                 25,350         25,190
       4.13%, 08/15/10 (b)                                  4,030          3,978
       4.25%, 10/31/07 (b)                                  2,000          1,994
       4.25%, 10/15/10                                      3,560          3,531
       4.38%, 11/15/08 (b)                                  9,000          8,994
       4.50%, 11/15/10 (b)                                  6,850          6,874
       5.63%, 05/15/08 (b)                                  1,000          1,028
                                                                     -----------
                                                                         187,920
                                                                     -----------
      TOTAL U.S. GOVERNMENT SECURITIES
      (COST $334,941)                                                    329,907
                                                                     -----------

      CORPORATE BONDS  22.4% OF NET ASSETS

      FINANCE 8.1%
      --------------------------------------------------------------------------
      BANKING  4.2%
      BBVA BANCOMER CAPITAL TRUST 1
       5.38%, 07/22/15 (c)(d)                               2,000          1,978
      CITIGROUP, INC.
       3.94%, 12/09/05 (e)                                  4,000          4,012

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                        FACE AMOUNT       VALUE
            RATE, MATURITY DATE                       ($ X 1,000)    ($ X 1,000)
      DEUTSCHE BANK CAPITAL TRUST
       5.82%, 12/30/05 (c)(e)                               8,000          8,431
      DORAL FINANCIAL CORP.
       4.40%, 12/07/05 (b)(e)                               2,000          1,999
      JP MORGAN CHASE & CO.
       4.24%, 01/03/06 (e)                                  5,000          5,021
      KOREA EXCHANGE BANK
       5.00%, 06/10/15 (c)(d)                               1,500          1,463
      SOVEREIGN BANK
       4.38%, 08/01/13 (d)                                  3,800          3,726
                                                                     -----------
                                                                          26,630
      BROKERAGE  1.1%

      CREDIT SUISSE FINANCIAL PRODUCTS
       4.51%, 12/06/05 (e)                                  3,000          3,012
      GOLDMAN SACHS GROUP, INC.
       4.30%, 12/28/05 (e)                                  4,000          4,017
                                                                     -----------
                                                                           7,029
      FINANCE COMPANY  2.3%

      COUNTRYWIDE FINANCIAL CORP.
       4.75%, 01/03/06 (d)(e)                               1,500          1,502
      GENERAL ELECTRIC CAPITAL CORP.
       3.97%, 12/15/05 (e)                                  4,000          4,009
      HSBC FINANCE CORP.
       5.25%, 01/14/11                                      3,000          2,993
      INTERNATIONAL LEASE FINANCE CORP.
       4.55%, 01/17/06 (e)                                  3,000          3,014
      RESIDENTIAL CAPITAL CORP.
       6.13%, 11/21/08                                      3,000          2,997
                                                                     -----------
                                                                          14,515
      REAL ESTATE INVESTMENT TRUST  0.5%

      SIMON PROPERTY GROUP LP
       5.38%, 06/01/11 (c)(d)                               3,000          2,997
                                                                     -----------
                                                                          51,171
      INDUSTRIAL  13.3%
      --------------------------------------------------------------------------
      BASIC INDUSTRY  0.6%

      FORT JAMES CORP.
       6.88%, 09/15/07 (d)                                  2,000          2,065
      GEORGIA-PACIFIC CORP.
       7.50%, 05/15/06 (d)                                  1,750          1,763
                                                                     -----------
                                                                           3,828
      CAPITAL GOODS  1.1%

      BAE ASSET SYSTEMS 2001 ASSET
       TRUST
       6.66%, 09/15/13 (c)                                  6,538          6,941
      COMMUNICATIONS  3.3%

      AMERICA MOVIL SA DE CV
       4.84%, 01/27/06 (e)                                  3,000          3,014
      COMCAST CORP.
       5.45%, 11/15/10 (b)(d)                               3,000          3,011
      DIRECTV HOLDINGS/FINANCE
       8.38%, 03/15/13 (d)                                    500            545
      MCI, INC.
       6.91%, 05/01/07 (d)                                  2,250          2,281
      NEXTEL PARTNERS, INC.
       8.13%, 07/01/11 (d)                                  2,000          2,140
      SPRINT CAPITAL CORP.
       7.63%, 01/30/11 (d)                                  2,000          2,207
      TELECOM ITALIA CAPITAL SA
       4.88%, 10/01/10                                      4,000          3,916
      TELEFONOS DE MEXICO SA
       4.50%, 11/19/08 (a)(d)                               2,000          1,966
      TIME WARNER ENTERTAINMENT CO.
       7.25%, 09/01/08                                      2,000          2,102
                                                                     -----------
                                                                          21,182
      CONSUMER CYCLICAL  7.1%

      CVS CORP.
       6.12%, 01/10/13 (c)(d)                               5,767          5,973
      D.R. HORTON, INC.
       8.00%, 02/01/09 (b)                                  2,000          2,143
      FORD MOTOR CREDIT CO.
       6.88%, 02/01/06 (a)(b)                              14,000         13,945
       7.26%, 02/02/06 (e)                                  4,000          3,921
      GENERAL MOTORS ACCEPTANCE CORP.
       5.05%, 01/17/06 (e)                                  1,000            952
       5.22%, 02/21/06 (e)                                    500            483
       5.85%, 01/14/09 (b)                                  2,000          1,812
       6.13%, 02/01/07                                        500            480
       7.25%, 03/02/11 (b)                                  2,500          2,311
      GTECH HOLDINGS CORP.
       4.50%, 12/01/09 (d)                                  1,000            913
      KB HOME
       9.50%, 02/15/11 (d)                                  2,342          2,477
      MANDALAY RESORT GROUP
       6.50%, 07/31/09 (b)(d)                               1,500          1,519
      RYLAND GROUP, INC.
       9.13%, 06/15/11 (d)                                  3,080          3,266
      STATION CASINOS, INC.
       6.00%, 04/01/12 (d)                                  1,000          1,003
      TOLL CORP.
       8.25%, 02/01/11 (d)                                  3,500          3,666
                                                                     -----------
                                                                          44,864
      ENERGY  0.8%

      ENTERPRISE PRODUCTS OPERATING LP
       4.95%, 06/01/10 (d)                                  3,000          2,933
      HUSKY OIL LTD.
       8.90%, 08/15/28 (a)(d)                               2,000          2,157
                                                                     -----------
                                                                           5,090

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                        FACE AMOUNT       VALUE
            RATE, MATURITY DATE                       ($ X 1,000)    ($ X 1,000)
      TRANSPORTATION  0.4%
      UNION PACIFIC CORP.
       7.25%, 11/01/08                                      2,240          2,365
                                                                     -----------
                                                                          84,270
      UTILITIES  1.0%
      --------------------------------------------------------------------------
      ELECTRIC  1.0%
      CENTERPOINT ENERGY RESOURCES, INC.
       6.50%, 02/01/08 (b)                                  2,955          3,033
      ENTERGY GULF STATES
       4.27%, 12/01/05 (d)(e)                               1,200          1,180
       4.88%, 11/01/11 (d)                                  2,000          1,901
                                                                     -----------
                                                                           6,114
                                                                     -----------
      TOTAL CORPORATE BONDS
      (COST $142,733)                                                    141,555
                                                                     -----------
      MORTGAGE BACKED SECURITIES  11.5% OF NET ASSETS

      COLLATERALIZED MORTGAGE OBLIGATIONS  8.4%
      --------------------------------------------------------------------------
      BANK OF AMERICA MORTGAGE SECURITIES
       5.00%, 07/25/18                                      8,301          8,122
       5.00%, 06/25/20                                      9,814          9,616
      COUNTRYWIDE HOME LOANS
       4.68%, 04/20/35                                      6,801          6,766
      MORGAN STANLEY MORTGAGE LOAN TRUST
       5.40%, 10/25/34                                      6,544          6,556
       5.60%, 11/25/19                                      4,548          4,554
       6.40%, 11/25/34                                      3,808          3,851
      RESIDENTIAL ASSET SECURITIZATION TRUST
       5.00%, 08/25/19                                      7,861          7,610
      RESIDENTIAL FUNDING MORTGAGE
      SECURITIZATION I
       4.75%, 12/25/18                                      6,017          5,839
                                                                     -----------
                                                                          52,914
      U.S. GOVERNMENT AGENCY MORTGAGES  3.1%
      --------------------------------------------------------------------------
      FANNIE MAE
       4.76%, 03/01/35                                     14,574         14,444
       7.00%, 10/01/08 to 10/01/18                          5,285          5,447
                                                                     -----------
                                                                          19,891
                                                                     -----------
      TOTAL MORTGAGE BACKED SECURITIES
      (COST $74,094)                                                      72,805
                                                                     -----------
      ASSET-BACKED OBLIGATIONS  8.0% OF NET ASSETS

      ALTER MONETA RECEIVABLES, L.L.C.
       2.56%, 03/15/11                                        455            452
      AMERIQUEST FINANCE NIM TRUST
       4.60%, 07/25/34                                         56             56
      ARIA CDO I (JERSEY) LTD.
       5.39%, 04/07/06 (c)(e)                               4,000          4,023
      FREMONT HOME LOAN TRUST
       5.81%, 12/25/05 (e)                                  5,000          5,123
      FREMONT NIM TRUST
       4.50%, 11/25/34                                      1,122          1,118
      HOUSEHOLD MORTGAGE LOAN TRUST
       4.76%, 12/20/05 (e)                                    675            676
      LONG BEACH MORTGAGE LOAN TRUST
       6.34%, 12/25/05 (e)                                  4,200          4,263
      MAIN STREET WAREHOUSE FUNDING TRUST
       6.49%, 12/25/05 (e)                                  4,000          4,005
      NOVASTAR HOME EQUITY LOAN
       5.39%, 12/25/05 (e)                                  3,000          3,022
       6.14%, 12/25/05 (e)                                  2,000          2,015
      NOVASTAR NIM TRUST
       4.46%, 06/26/34                                         95             95
      SECURITIZED ASSET BACKED NIM TRUST
       5.50%, 08/25/34                                        548            545
       5.50%, 09/25/34                                        894            888
      STUDENT LOAN TRUST
       4.06%, 12/15/05 (e)                                 14,361         14,455
       4.20%, 01/25/06 (e)                                  5,000          4,993
      TERRAPIN FUNDING, L.L.C.
       5.63%, 01/07/06 (e)                                  5,000          5,008
                                                                     -----------
      TOTAL ASSET-BACKED OBLIGATIONS
      (COST $50,588)                                                      50,737
                                                                     -----------

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.0% OF NET ASSETS

      VIACOM, INC.
       4.20%, 12/01/05                                     12,500         12,500

                                                        NUMBER OF       VALUE
      SECURITY                                           SHARES      ($ X 1,000)
      PREFERRED STOCK  4.2% OF NET ASSETS

      FANNIE MAE (d)(e)                                   490,000         24,489
      FANNIE MAE (d)(e)                                    27,000          1,355
      SLM CORP. (d)(e)                                     10,000          1,012
                                                                     -----------
      TOTAL PREFERRED STOCK
      (COST $26,876)                                                      26,856
                                                                     -----------

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

                                                  NUMBER OF             VALUE
      SECURITY                                     SHARES            ($ X 1,000)

      OTHER INVESTMENT COMPANIES  0.1% OF NET ASSETS
      SSGA PRIME MONEY MARKET PORTFOLIO            526,971                   527
                                                                       ---------
      TOTAL OTHER INVESTMENT COMPANIES
      (COST $527)                                                            527
                                                                       ---------

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN  33.3% OF NET ASSETS

      SSGA PRIME MONEY MARKET PORTFOLIO            210,710               210,710

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At November 30, 2005 the tax basis cost of the fund's investments was $642,477, and the unrealized gains and losses were $560 and ($8,150), respectively.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
In addition to the above, the fund held the following at 11/30/2005. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACT

5 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/22/06                                       100        10,594            (10)

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

(b)   All or a portion of this security is on loan

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $31,806 or 4.9% of net assets.

(d)   Callable security

(e)   Variable-rate security

SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  37.5%  MORTGAGE BACKED                                 445,858        442,544
         SECURITIES
  25.9%  U.S. GOVERNMENT                                 305,432        306,065
         SECURITIES
  22.5%  CORPORATE BONDS                                 268,065        265,496
  16.0%  ASSET-BACKED                                    189,086        188,792
         OBLIGATIONS
   3.2%  COMMERCIAL PAPER                                 37,989         37,989
         & OTHER CORPORATE
         OBLIGATIONS
   3.2%  PREFERRED STOCK                                  37,886         38,219
   0.0%  OTHER INVESTMENT                                    409            409
         COMPANIES
--------------------------------------------------------------------------------
 108.3%  TOTAL INVESTMENTS                             1,284,725      1,279,514
  20.5%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           241,681
(28.8)%  OTHER ASSETS AND
         LIABILITIES                                                   (340,039)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,181,156

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)

      MORTGAGE BACKED SECURITIES  37.5% OF NET ASSETS

      COLLATERALIZED MORTGAGE OBLIGATIONS  6.7%
      --------------------------------------------------------------------------
      BANK OF AMERICA MORTGAGE SECURITIES
       5.00%, 07/25/18 (a)                                 8,301           8,122
       5.00%, 06/25/20 (a)                                41,281          40,449
      CROWN CASTLE TOWERS, L.L.C.
       4.88%, 06/15/35 (b)                                 4,700           4,572
      FANNIE MAE
       6.00%, 03/25/17                                     4,189           4,279
      MORGAN STANLEY MORTGAGE LOAN TRUST
       5.60%, 11/25/19                                    11,128          11,143
      RESIDENTIAL FUNDING MORTGAGE SECURITIZATION I
       4.75%, 12/25/18                                    11,012          10,685
                                                                     -----------
                                                                          79,250
      U.S. GOVERNMENT AGENCY MORTGAGES  30.8%
      --------------------------------------------------------------------------
      FANNIE MAE
       4.50%, 12/01/19                                    10,677          10,345
       4.76%, 03/01/35 (a)(c)                             24,290          24,073
       5.00%, 07/01/19 to 03/01/35                        27,758          27,009
       5.50%, 12/01/13 to 09/01/19                        18,338          18,437
       5.50%, 04/01/33 to 03/01/35 (a)                    61,948          61,119
       6.00%, 01/01/33 to 04/01/33 (a)                     9,533           9,596
       6.00%, 08/01/33 to 11/01/34                         9,717           9,779
       6.50%, 09/01/22 to 05/01/32 (a)                     8,147           8,390
       6.50%, 02/01/32 to 05/01/35                        17,287          17,714
       7.00%, 01/01/07 to 11/01/17                         2,540           2,635
       7.00%, 01/01/16 (a)                                 1,768           1,840
       7.50%, 01/01/33 (a)                                 2,745           2,883
      FANNIE MAE TBA
       4.50%, 09/29/11 (d)                                10,000           9,669
       5.00%, 12/01/05 to 08/24/11 (d)                    65,000          62,658
       5.50%, 10/29/14 (d)                                15,000          14,775
      FREDDIE MAC
       6.00%, 04/01/14 to 06/01/20                        12,821          13,077
       6.50%, 03/01/32 (a)                                 4,634           4,750
      GINNIE MAE
       5.50%, 05/20/35                                     4,068           4,045
       6.00%, 06/15/33 to 10/15/34                        17,313          17,592
       6.00%, 10/15/34 (a)                                13,519          13,739
       7.00%, 10/15/22 to 07/15/35                        14,635          15,398
       7.00%, 03/15/31 to 12/15/31 (a)                     1,879           1,973
       7.50%, 03/15/32 (a)                                 1,336           1,411
      GINNIE MAE TBA
       6.50%, 01/23/11 (d)                                10,000          10,387
                                                                     -----------
                                                                         363,294
                                                                     -----------
      TOTAL MORTGAGE BACKED SECURITIES
      (COST $445,858)                                                    442,544

      U.S. GOVERNMENT SECURITIES  25.9% OF NET ASSETS

      U.S. GOVERNMENT AGENCY SECURITIES  7.8%
      --------------------------------------------------------------------------
      FANNIE MAE
       2.50%, 06/15/08 (e)                                 3,000           2,843
       4.75%, 12/15/10                                    35,000          34,929
       5.00%, 04/15/15 (a)                                15,000          15,130

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
       6.63%, 11/15/30                                     4,000           4,839
      FEDERAL HOME LOAN BANK
       4.63%, 11/21/08 (e)                                15,000          14,967
      FEDERAL HOME LOAN MORTGAGE CORP.
       5.50%, 07/01/19                                    13,624          13,691
       6.00%, 01/01/14                                       922             940
       6.00%, 12/01/32 (a)                                 4,375           4,406
                                                                     -----------
                                                                          91,745
      U.S. TREASURY OBLIGATIONS  18.1%
      --------------------------------------------------------------------------
      TREASURY INFLATION PROTECTION SECURITY
       1.88%, 07/15/13 (e)                                20,016          19,683
       2.00%, 07/15/14 (e)                                10,542          10,437
      U.S. TREASURY BILLS
       3.30%, 01/05/06                                       300             299
       3.35%, 01/05/06                                       100             100
       3.84%, 02/23/06                                       500             496
      U.S. TREASURY BONDS
       4.50%, 11/15/15                                     1,100           1,100
       5.25%, 02/15/29 (e)                                 5,000           5,319
       5.38%, 02/15/31 (e)                                10,610          11,661
       6.13%, 11/15/27 (e)                                 7,500           8,837
       6.13%, 08/15/29 (e)                                 1,000           1,189
       6.25%, 08/15/23 (e)                                12,700          14,864
       6.25%, 05/15/30 (e)                                 7,000           8,481
       6.88%, 08/15/25 (e)                                 8,000          10,087
       7.25%, 05/15/16 (e)                                 7,500           9,114
       7.25%, 08/15/22                                     6,500           8,311
       8.00%, 11/15/21 (e)                                 7,000           9,482
       8.13%, 08/15/19 (e)                                 5,000           6,686
       9.00%, 11/15/18 (e)                                 7,000           9,881
      U.S. TREASURY NOTE STRIP
       0.0, 08/15/25 (e)                                   4,000           1,550
      U.S. TREASURY NOTES
       3.00%, 11/15/07 (e)                                 1,100           1,072
       3.13%, 09/15/08 (e)                                 2,000           1,934
       3.13%, 10/15/08                                     2,000           1,932
       3.38%, 12/15/08 (e)                                 1,000             971
       3.50%, 12/15/09 (e)                                 5,000           4,832
       3.63%, 06/15/10 (e)                                 1,000             967
       4.00%, 09/30/07 (e)                                 7,500           7,447
       4.00%, 04/15/10 (e)                                 7,000           6,882
       4.13%, 08/15/08 (e)                                23,000          22,854
       4.25%, 10/31/07 (e)                                 3,000           2,991
       4.25%, 10/15/10 (e)                                 8,340           8,273
       4.38%, 11/15/08 (e)                                 5,000           4,996
       4.38%, 08/15/12 (e)                                 5,150           5,119
       5.75%, 08/15/10 (e)                                 2,100           2,219
       9.88%, 11/15/15 (e)                                 3,000           4,254
                                                                     -----------
                                                                         214,320
                                                                     -----------
      TOTAL U.S. GOVERNMENT SECURITIES
      (COST $305,432)                                                    306,065

      CORPORATE BONDS  22.5% OF NET ASSETS

      FINANCE  6.8%
      --------------------------------------------------------------------------
      BANKING  3.2%

      BBVA BANCOMER CAPITAL TRUST 1
       5.38%, 07/22/15 (b)(f)                              3,000           2,967
      CHINA DEVELOPMENT BANK
       5.00%, 10/15/15 (e)                                 5,000           4,890
      CITIGROUP, INC.
       4.57%, 02/06/06 (c)                                 5,000           5,038
      DEUTSCHE BANK CAPITAL TRUST
       5.29%, 12/31/49 (b)(f)                             10,000          10,538
      DORAL FINANCIAL CORP.
       4.40%, 12/07/05 (c)(e)                              5,860           5,859
      JP MORGAN CHASE CAPITAL XIII
       4.97%, 12/30/05 (c)(e)(f)                           2,000           1,994
      RBS CAPITAL TRUST IV
       4.82%, 12/30/05 (a)(c)(f)                           3,000           3,031
      SUMITOMO MITSUI BANKING CORP.
       5.63%, 07/29/49 (b)(f)                              3,000           2,971
                                                                     -----------
                                                                          37,288
      BROKERAGE  0.8%

      CREDIT SUISSE FINANCIAL PRODUCTS
       4.51%, 12/30/05 (c)(f)                              4,000           4,016
      GOLDMAN SACHS CAPITAL I
       6.35%, 02/15/34 (e)                                 2,000           2,047
      MORGAN STANLEY
       4.66%, 01/17/06 (c)                                 3,000           3,017
                                                                     -----------
                                                                           9,080
      FINANCE COMPANY  1.9%

      AMERICAN GENERAL FINANCE CORP.
       5.40%, 12/01/15                                     5,000           4,953
      COUNTRYWIDE FINANCIAL CORP.
       4.75%, 01/03/06 (c)(f)                              1,000           1,001
      GENERAL ELECTRIC CAPITAL CORP.
       4.13%, 12/15/05 (a)(c)                              5,000           5,036
      HSBC FINANCE CAPITAL TRUST IX
       5.91%, 11/30/35                                     4,000           4,034
      INTERNATIONAL LEASE FINANCE CORP.
       4.55%, 01/17/06 (a)(c)                              2,000           2,010
      RESIDENTIAL CAPITAL CORP.
       5.67%, 02/21/06 (b)(c)                              1,000           1,000
       6.13%, 11/21/08                                     5,000           4,994
                                                                     -----------
                                                                          23,028
      INSURANCE  0.5%

      LIBERTY MUTUAL INSURANCE
       8.50%, 05/15/25 (b)                                 3,000           3,573

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      TWIN REEFS PASS-THROUGH, SECTION 3C7
       5.10%, 01/10/06 (b)(c)(f)                           2,200           2,195
                                                                     -----------
                                                                           5,768
      REAL ESTATE INVESTMENT TRUST  0.4%

      SIMON PROPERTY GROUP LP
       5.75%, 12/01/15 (b)                                 5,000           5,039
                                                                     -----------
                                                                          80,203
      INDUSTRIAL  14.0%
      --------------------------------------------------------------------------
      BASIC INDUSTRY  0.4%

      FORT JAMES CORP.
       6.88%, 09/15/07                                     3,000           3,098
      GEORGIA-PACIFIC CORP.
       7.50%, 05/15/06                                     2,000           2,015
                                                                     -----------
                                                                           5,113
      CAPITAL GOODS  1.1%

      BAE ASSET SYSTEMS 2001 ASSET
      TRUST
       6.66%, 09/15/13 (b)                                11,921          12,655

      COMMUNICATIONS  3.7%

      AMERICA MOVIL SA DE CV
       4.84%, 01/27/06 (c)                                 4,000           4,018
      BELLSOUTH CORP.
       6.55%, 06/15/34                                     2,500           2,631
      BSKYB FINANCE UK PLC
       5.63%, 10/15/15 (b)(e)                              1,000             994
       6.50%, 10/15/35 (b)(e)                              2,000           1,998
      COMCAST CORP.
       5.45%, 11/15/10 (e)                                 2,000           2,008
      DIRECTV HOLDINGS/FINANCE
       8.38%, 03/15/13 (f)                                 1,000           1,090
      MCI, INC.
       6.91%, 05/01/07 (f)                                 4,250           4,308
      NEWS AMERICA, INC.
       8.00%, 10/17/16                                     3,000           3,533
      NEXTEL PARTNERS, INC.
       8.13%, 07/01/11                                     3,000           3,210
      SPRINT CAPITAL CORP.
       8.75%, 03/15/32                                     1,500           1,972
      TCI COMMUNICATIONS, INC.
       9.80%, 02/01/12                                     4,000           4,829
      TELECOM ITALIA CAPITAL SA
       5.25%, 10/01/15                                     5,000           4,853
      TELEFONOS DE MEXICO SA
       4.50%, 11/19/08                                     3,000           2,949
      TIME WARNER ENTERTAINMENT CO.
       10.15%, 05/01/12                                    2,230           2,750
      VERIZON GLOBAL FUNDING CORP.
       5.85%, 09/15/35                                     3,000           2,851
                                                                     -----------
                                                                          43,994
      CONSUMER CYCLICAL  6.3%

      CVS CORP.
       5.30%, 01/11/27 (b)                                 9,631           9,348
      DR HORTON, INC.
       5.63%, 09/15/14 (a)                                 3,000           2,886
      FORD MOTOR CREDIT CO.
       6.88%, 02/01/06                                    20,000          19,922
       7.26%, 02/02/06 (c)(e)                             11,000          10,782
      GENERAL MOTORS ACCEPTANCE CORP.
       5.22%, 02/21/06 (c)                                 5,185           5,012
       5.85%, 01/14/09 (e)                                 2,000           1,812
       6.88%, 09/15/11 (e)                                 1,000             904
       8.00%, 11/01/31 (e)                                 3,000           2,950
      GTECH HOLDINGS CORP.
       4.50%, 12/01/09                                     1,500           1,369
      KB HOME
       7.75%, 02/01/10 (f)                                 3,000           3,083
      MANDALAY RESORT GROUP
       6.50%, 07/31/09 (e)                                 2,500           2,531
      RYLAND GROUP, INC.
       9.13%, 06/15/11 (a)(f)                              4,500           4,772
      STATION CASINOS, INC.
       6.00%, 04/01/12 (f)                                 2,000           2,005
      TOLL CORP.
       8.25%, 02/01/11 (a)(f)                              4,750           4,976
       8.25%, 12/01/11 (f)                                 1,855           1,994
                                                                     -----------
                                                                          74,346
      CONSUMER NON-CYCLICAL  0.4%

      HIGHMARK, INC.
       6.80%, 08/15/13 (b)                                 4,000           4,311

      ENERGY  1.6%

      ENTERPRISE PRODUCTS OPERATING LP
       6.38%, 02/01/13                                     3,000           3,123
      HUSKY OIL LTD.
       8.90%, 08/15/28 (a)(f)                              6,000           6,470
      PHILLIPS PETROLEUM CO.
       9.38%, 02/15/11 (a)                                 5,000           5,957
      XTO ENERGY, INC.
       5.00%, 01/31/15                                     3,000           2,920
                                                                     -----------
                                                                          18,470
      TRANSPORTATION  0.5%

      BURLINGTON NORTH SANTA FE
       4.88%, 01/15/15                                     3,000           2,935

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
      NORFOLK SOUTHERN CORP.
       7.05%, 05/01/37                                     3,000           3,521
                                                                     -----------
                                                                           6,456
                                                                     -----------
                                                                         165,345
      UTILITIES  1.7%
      --------------------------------------------------------------------------
      ELECTRIC  1.3%

      APPALACHIAN POWER CO.
       5.95%, 05/15/33 (a)                                 3,000           2,965
      CENTERPOINT ENERGY RESOURCES
       7.88%, 04/01/13                                     3,000           3,420
      ENTERGY GULF STATES
       4.27%, 12/01/05 (c)                                 2,400           2,361
       4.88%, 11/01/11 (f)                                 3,000           2,851
      WESTAR ENERGY, INC.
       6.00%, 07/01/14                                     3,258           3,397
                                                                     -----------
                                                                          14,994
      NATURAL GAS  0.4%

      DUKE ENERGY FIELD SERVICES
       5.38%, 10/15/15 (b)                                 2,000           1,970
      MAGELLAN MIDSTREAM PARTNERS
       5.65%, 10/15/16 (e)                                 3,000           2,984
                                                                     -----------
                                                                           4,954
                                                                     -----------
                                                                          19,948
                                                                     -----------
      TOTAL CORPORATE BONDS
      (COST $268,065)                                                    265,496

      ASSET-BACKED OBLIGATIONS  16.0% OF NET ASSETS

      ACT DEPOSITOR CORP.
       4.47%, 12/22/05 (b)(c)                              6,000           6,000
      AEGIS ASSET BACKED SECURITIES
       TRUST
       4.59%, 12/25/05 (a)(c)                              2,319           2,330
      AMERIQUEST FINANCE NIM TRUST
       4.60%, 07/25/34 (b)                                    82              82
      AMORTIZING RESIDENTIAL COLLATERAL
       TRUST
       4.54%, 12/25/05 (a)(c)                              2,540           2,548
      ARIA CDO I (JERSEY) LTD.
       5.39%, 04/07/06 (b)(c)                              6,000           6,034
      CAPITAL ONE MASTER TRUST
       5.47%, 01/15/06 (b)(c)                              6,000           6,012
      CDC MORTGAGE CAPITAL TRUST
       6.09%, 12/25/05 (c)                                 5,410           5,487
      CHASE FUNDING MORTGAGE LOAN
       ASSET-BACKED
       4.47%, 12/25/05 (a)(c)                              4,224           4,234
      COUNTRYWIDE ASSET-BACKED CERTIFICATES
       4.57%, 12/25/05 (a)(c)                             27,713          27,805
       4.74%, 12/25/05 (a)(c)                              2,450           2,452
       4.94%, 12/25/05 (a)(c)                              4,000           4,010
       5.00%, 11/25/18 (a)                                 8,520           8,358
      FIRST FRANKLIN MORTGAGE LOAN
       ASSET-BACKED CERTIFICATES
       4.65%, 12/25/05 (a)(c)                                414             415
      GMAC MORTGAGE CORP. LOAN TRUST
       4.25%, 12/25/05 (a)(c)                             10,000          10,008
      LONG BEACH MORTGAGE LOAN TRUST
       6.34%, 12/25/05 (c)                                 5,500           5,583
      MAIN STREET WAREHOUSE FUNDING
       TRUST
       6.49%, 12/25/05 (b)(c)                              7,000           7,008
      MASTER ASSET BACKED SECURITIES
       TRUST
       4.61%, 12/25/05 (a)(c)                              2,398           2,404
      MERRILL LYNCH MORTGAGE INVESTORS,
       INC.
       4.49%, 12/25/05 (c)                                   590             591
      NEW CENTURY HOME EQUITY LOAN
       TRUST
       4.44%, 12/25/05 (c)                                 5,435           5,438
      OPTION ONE MORTGAGE LOAN TRUST
       4.52%, 12/25/05 (a)(c)                              4,290           4,306
      RESIDENTIAL ASSET MORTGAGE PRODUCTS,INC.
       4.04%, 12/25/30                                    11,700          11,565
       4.58%, 12/25/05 (a)(c)                              2,972           2,982
      SECURITIZED ASSET BACKED NIM
       TRUST
       5.50%, 08/25/34 (b)                                   822             818
      SEQUOIA MORTGAGE TRUST
       4.87%, 12/20/05 (c)                                 5,000           4,959
       5.27%, 12/20/05 (c)                                 4,000           3,956
      STRUCTURED ASSET INVESTMENT
       LOAN TRUST
       4.53%, 12/25/05 (a)(c)                              5,219           5,231
      STUDENT LOAN TRUST
       4.20%, 01/25/06 (c)                                15,000          14,979
       4.68%, 03/15/06 (c)                                 8,000           8,052
       4.69%, 03/15/06 (c)                                25,000          25,145
                                                                     -----------
      TOTAL ASSET-BACKED OBLIGATIONS
      (COST $189,086)                                                    188,792

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  3.2% OF NET
      ASSETS

      ATLANTIS TWO FUNDING CORP
       4.20%, 12/01/05                                    13,000          13,000
      KINDER MORGAN
       4.07%, 12/05/05                                    25,000          24,989
                                                                     -----------
      TOTAL COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS
      (COST $37,989)                                                      37,989

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
      SECURITY                                          SHARES       ($ X 1,000)
      PREFERRED STOCK  3.2% OF NET ASSETS

      COBANK, ACB                                        115,000           6,261
      FANNIE MAE                                         520,000          25,988
      SLM CORP.                                           20,000           2,024
      ZURICH REGCAPS FUNDING TRUST VI                     40,000           3,946
                                                                     -----------
      TOTAL PREFERRED STOCK
      (COST $37,886)                                                      38,219

      OTHER INVESTMENT COMPANIES  0.0% OF NET ASSETS

      SSGA PRIME MONEY MARKET
      PORTFOLIO                                          409,229             409

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN  20.5% OF NET ASSETS

      SSGA PRIME MONEY MARKET
       PORTFOLIO                                         241,682         241,682

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $100,292 or 8.6% of net assets.

(c)   Variable-rate security

(d)   Delay-delivery security

(e)   All or a portion of this security is on loan

(f)   Callable security

At November 30, 2005 the tax basis cost of the fund's investments was $1,286,070, and the unrealized gains and losses were $5,094 and ($11,650), respectively.

                                   NUMBER OF         CONTRACT        UNREALIZED
                                   CONTRACTS          VALUE            GAINS
In addition to the above, the fund held the following at 11/30/2005. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACTS

10 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/22/06                                 175           18,993               (39)
2 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/31/06                                  85           17,433               (11)
5 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/22/06                                 350           37,078               (37)
                                                                     -----------
                                                                            (87)

SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)       ($ X 1,000)
-------------------------------------------------------------------------------
  99.8%  MORTGAGE BACKED                               40,269           40,022
         SECURITIES
   1.2%  ASSET-BACKED                                     492              490
         OBLIGATIONS
   1.8%  U.S. GOVERNMENT                                  706              703
         SECURITIES
   7.5%  COMMERCIAL PAPER                               3,020            3,020
         & OTHER CORPORATE
         OBLIGATIONS
   1.5%  OTHER INVESTMENT                                 592              592
         COMPANIES
-------------------------------------------------------------------------------
 111.8%  TOTAL INVESTMENTS                             45,079           44,827
(11.8)%  OTHER ASSETS AND
         LIABILITIES                                                    (4,717)
-------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     40,110

      SECURITY                                    FACE AMOUNT           VALUE
            RATE, MATURITY DATE                   ($ X 1,000)        ($ X 1,000)
      MORTGAGE BACKED SECURITIES  99.8% OF NET ASSETS

      U.S. GOVERNMENT AGENCY MORTGAGES  99.8%
      --------------------------------------------------------------------------
      FANNIE MAE
       6.00%, 11/01/34                                    370                373
       6.50%, 03/01/32                                    791                815
      GINNIE MAE
       5.00%, 02/15/18 to 09/15/33 (a)                  2,903              2,860
       5.00%, 06/15/18 to 06/15/35                      7,568              7,420
       5.50%, 11/15/18 to 02/15/33 (a)                  2,012              2,024
       5.50%, 01/15/30 to 05/20/35                     13,053             13,021
       6.00%, 04/15/28 to 03/15/34                      2,795              2,842
       6.00%, 03/15/33 (a)                              1,576              1,601
       6.50%, 05/15/24 to 10/15/32 (a)                  2,022              2,103
       6.50%, 08/15/31                                    199                207
       7.00%, 11/15/23 to 08/15/31 (a)                    704                741
       7.00%, 05/15/28 to 01/15/31                        404                425
       7.50%, 07/15/23 to 08/15/26 (a)                    448                477
       7.50%, 03/15/28                                      7                  7
       8.00%, 06/15/06 to 08/15/09                        128                131
       8.00%, 05/15/08 (a)                                 56                 58
       8.50%, 08/15/27 to 12/15/29                         64                 69
       9.00%, 01/15/30 to 06/15/30                         39                 41
      TBA
       5.00%, 12/17/14 (b)                              1,800              1,761
       6.00%, 04/05/12 (b)                              3,000              3,046
                                                                     -----------
      TOTAL MORTGAGE BACKED SECURITIES
      (COST $40,269)                                                      40,022
                                                                     -----------
      ASSET-BACKED OBLIGATIONS  1.2% OF NET ASSETS

      FIXED-RATE OBLIGATIONS  1.2%
      --------------------------------------------------------------------------
      AMERIQUEST FINANCE NIM TRUST
       4.60%, 07/25/34                                      7                  7
      COUNTRYWIDE ASSET-BACKED
       CERTIFICATES
       5.85%, 12/26/05 (c)                                125                126
      FREMONT NIM TRUST
       4.50%, 11/25/34                                    137                137
      NOVASTAR NIM TRUST
       3.97%, 03/25/35 (d)                                205                204
      SHARPS SP I L.L.C. NET INTEREST
       MARGIN TRUST
       5.43%, 10/25/34                                     17                 16
                                                                     -----------
      TOTAL ASSET-BACKED OBLIGATIONS
      (COST $492)                                                            490
                                                                     -----------
      U.S. GOVERNMENT SECURITIES  1.8% OF NET ASSETS

      U.S. TREASURY OBLIGATIONS  1.8%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
       3.80%, 01/26/06 (a)                                 10                 10
      U.S. TREASURY NOTES
       3.63%, 04/30/07                                    700                693
                                                                     -----------
      TOTAL U.S. GOVERNMENT SECURITIES
      (COST $706)                                                            703
                                                                     -----------
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  7.5% OF NET ASSETS

      COUNTRYWIDE FINANCIAL CORP.
       4.06%, 12/05/05                                  1,021              1,020

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                    FACE AMOUNT           VALUE
            RATE, MATURITY DATE                   ($ X 1,000)        ($ X 1,000)
      KINDER MORGAN
       4.08%, 12/05/05                                  1,000              1,000
      VIACOM, INC.
       4.20%, 12/01/05                                  1,000              1,000
                                                                     -----------
      TOTAL COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS
      (COST $3,020)                                                        3,020
                                                                     -----------

                                                    NUMBER OF           VALUE
      SECURITY                                       SHARES          ($ X 1,000)
      OTHER INVESTMENT COMPANIES  1.5% OF NET ASSETS

      SSGA PRIME MONEY MARKET
      PORTFOLIO                                       591,726                592

END OF INVESTMENTS.

At 11/30/05, the tax basis cost of the fund's investments was $45,083, and the unrealized gains and losses were $207 and ($463), respectively.

                                    NUMBER OF         CONTRACT        UNREALIZED
                                    CONTRACTS          VALUE            GAINS
In addition to the above, the fund held the following at 11/30/2005.

All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACT

10 YEAR, SHORT U.S.
TREASURY NOTE, expires
03/22/06                                   10            1,085                 8

(a) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

(b)   Delay-delivery security

(c)   Variable-rate security

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $204 or 0.5% of net assets.

SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                            COST            VALUE
HOLDINGS BY CATEGORY                                                                                    ($ X 1,000)      ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 46.3%  LONG-TERM INVESTMENTS                                                                               186,391         185,072
 53.8%  SHORT-TERM INVESTMENTS                                                                              215,103         214,901
------------------------------------------------------------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                                                                   401,494         399,973
(0.1)%  OTHER ASSETS AND LIABILITIES                                                                                           (524)
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                          399,449

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      LONG-TERM INVESTMENTS  46.3% OF NET ASSETS

      ALABAMA  3.0%
      ------------------------------------------------------------------------------------------------------------------------------
      BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
          RB (Baptist Health System Inc) Series 2005A          5.00%           11/15/09                       1,565            1,619
      HUNTSVILLE HEALTH CARE AUTH
          RB Series 2005A                                      5.00%           03/03/08 (a)(b)(c)            10,000           10,314
                                                                                                                         -----------
                                                                                                                              11,933
      ALASKA  1.1%
      ------------------------------------------------------------------------------------------------------------------------------
      ALASKA HOUSING FINANCE CORP
          General Mortgage RB Series 1997A                     5.90%           12/01/19 (b)(c)                4,170            4,322

      ARIZONA  0.6%
      ------------------------------------------------------------------------------------------------------------------------------
      PINAL CNTY
          COP Series 2004                                      4.00%           12/01/06                       1,435            1,441
          COP Series 2004                                      4.00%           12/01/07                       1,150            1,155
                                                                                                                         -----------
                                                                                                                               2,596
      CALIFORNIA  3.3%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
          Various Purpose GO Bonds                             8.00%           11/01/07 (b)                   1,500            1,592

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      CALIFORNIA DEPT OF WATER RESOURCES
          Power Supply RB Series 2002A                         5.50%           05/01/07 (c)                  10,230           10,519
          Power Supply RB Series 2002A                         5.50%           05/01/08                       1,180            1,235
                                                                                                                         -----------
                                                                                                                              13,346
      COLORADO  0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      CENTRAL COLORADO WATER CONSERVANCY DISTRICT
          Well Augmentation Subdistrict Limited Tax GO Notes
          Series 2005                                          3.88%           03/01/07                       1,500            1,488
      COLORADO HEALTH FACILITIES AUTH
          RB (Evangelical Lutheran Good Samaritan Society)
          Series 2000                                          6.00%           12/01/06                         660              660
                                                                                                                         -----------
                                                                                                                               2,148
      DISTRICT OF COLUMBIA  0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      DISTRICT OF COLUMBIA HFA
          Capital Program RB (Housing Auth Modernization)
          Series 2005                                          5.00%           07/01/08 (b)                   1,000            1,042

      FLORIDA  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      ESCAMBIA CNTY HEALTH FACILITIES AUTH
          RB (Ascension Health Credit Group) Series 2003A      5.00%           11/15/07                       1,500            1,539
      HIGHLANDS COUNTY HEALTH FACILITIES AUTH
          Hospital Refunding RB (Adventist Health
          System/Sunbelt Obligated Group) Series 2005A         5.00%           11/15/07                         525              539
          Hospital Refunding RB (Adventist Health
          System/Sunbelt Obligated Group) Series 2005B         5.00%           11/15/07                         450              462
          Hospital Refunding RB (Adventist Health
          System/Sunbelt Obligated Group) Series 2005A         5.00%           11/15/09                         250              261
          Hospital Refunding RB (Adventist Health
          System/Sunbelt Obligated Group) Series 2005B         5.00%           11/15/09                         500              521
      ORLANDO
          Capital Improvement Special RB Series 2005B          5.00%           04/01/08                       2,460            2,552
      UNIVERISTY OF FLORIDA ATHLETIC ASSOCIATION, INC
          RB Series 2005                                       3.30%           10/01/08 (a)(b)                1,500            1,490
                                                                                                                         -----------
                                                                                                                               7,364
      ILLINOIS  1.0%
      ------------------------------------------------------------------------------------------------------------------------------
      CHICAGO TRANSIT AUTH
          Capital Grant Receipts RB (Douglas Branch) Series
          2003A                                                4.25%           06/01/08 (b)                   2,015            2,024
      ILLINOIS DEVELOPMENT FINANCE AUTH
          RB (Resurrection Health Care) Series 2005A           3.75%           07/01/09 (a)(c)                2,000            1,969
                                                                                                                         -----------
                                                                                                                               3,993
      INDIANA  2.3%
      ------------------------------------------------------------------------------------------------------------------------------
      INDIANA HEALTH FACILITY FINANCING AUTH
          RB (Ascension Health Subordinate Credit Group)
          Series 2005A-3                                       5.00%           05/01/08 (c)                   6,000            6,204

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      SEYMOUR
          Economic Development Refunding RB (Union Camp
          Corp) Series 1992                                    6.25%           07/01/12                       2,670            2,932
                                                                                                                         -----------
                                                                                                                               9,136
      KENTUCKY  2.1%
      ------------------------------------------------------------------------------------------------------------------------------
      NORTHERN KENTUCKY WATER DISTRICT
          Revenue BAN Series 2005                              3.25%           05/01/07 (c)                   8,440            8,385

      LOUISIANA  1.3%
      ------------------------------------------------------------------------------------------------------------------------------
      CALCASIEU PARISH IDB
          Pollution Control Refunding RB (Occidental
          Petroleum Corp) Series 2001                          4.80%           12/01/06                       1,000            1,012
      LOUISIANA
          GO Refunding Bond Series 1998A                       5.25%           04/15/09 (b)                   4,000            4,194
                                                                                                                         -----------
                                                                                                                               5,206
      MASSACHUSETTS  2.1%
      ------------------------------------------------------------------------------------------------------------------------------
      MASSACHUSETTS
          GO Bonds Consolidated Loan Series 1992D              6.00%           05/01/08                       2,320            2,448
      MASSACHUSETTS HEALTH AND EDUCATIONAL FACILTIES AUTH
          RB (Caritas Christi Obligated Group) Series A        5.25%           07/01/07                       5,960            6,057
                                                                                                                         -----------
                                                                                                                               8,505
      MICHIGAN  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      KENT HOSPITAL FINANCE AUTH
          Refunding RB (Spectrum Health) Series 2005B          5.00%           07/15/11                       5,000            5,280
      MICHIGAN HOSPITAL FINANCING AUTH
          RB (Ascension Health) Series 1999B-4                 5.38%           11/15/07 (a)                   2,000            2,064
                                                                                                                         -----------
                                                                                                                               7,344
      MINNESOTA  0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MUNICIPAL POWER AGENCY
          Electric RB Series 2005                              3.50%           10/01/07                         445              445
          Electric RB Series 2005                              3.50%           10/01/08                         685              683
                                                                                                                         -----------
                                                                                                                               1,128
      MISSOURI  1.7%
      ------------------------------------------------------------------------------------------------------------------------------
      KANSAS CITY INTERNATIONAL AIRPORT
          General Improvement Refunding RB Series 2005H        5.00%           09/01/08 (c)                   6,480            6,721

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      NEVADA  0.8%
      ------------------------------------------------------------------------------------------------------------------------------
      HENDERSON
          Health Facility RB (Catholic Healthcare West)
          Series 2005B                                         5.00%           07/01/08                       3,000            3,099

      NEW JERSEY  3.9%
      ------------------------------------------------------------------------------------------------------------------------------
      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
          School Facilities Construction Bonds Series 2005O    3.25%           03/01/08                       1,100            1,099
          School Facilities Construction Bonds Series 2005O    5.00%           03/01/08                       2,000            2,072
      NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
          Refunding RB (St Clare's Hospital) Series 2004B      5.00%           07/01/08 (b)                   2,085            2,169
      NEW JERSEY TRANSIT CORP
          Capital Grant Anticipation Notes Series 2000B        5.75%           02/01/07 (b)                   2,000            2,055
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
          Transportation System Bonds Series 2005C             5.00%           06/15/08 (b)(c)                7,985            8,282
                                                                                                                         -----------
                                                                                                                              15,677
      NEW MEXICO  2.5%
      ------------------------------------------------------------------------------------------------------------------------------
      FARMINGTON
          Pollution Control Refunding RB (Public Service Co
          of NM-San Juan and Four Corners) Series 2003B        2.10%           04/01/33                       5,000            4,971
          Pollution Control Refunding RB (Southern
          California Edison Co-Four Corners) Series 2005A      3.55%           04/01/10                       4,850            4,819
                                                                                                                         -----------
                                                                                                                               9,790
      NEW YORK  1.9%
      ------------------------------------------------------------------------------------------------------------------------------
      METROPOLITAN TRANSPORTATION AUTH
          Commuter Facilities Service Contract Bonds Series
          1997-3                                               7.38%           07/01/08                       1,425            1,505
      NEW YORK CITY
          GO Bonds Fiscal 1997 Series A                        6.25%           08/01/08                       2,000            2,066
      NEW YORK STATE POWER AUTH
          General Purpose Bonds Series W                       6.50%           01/01/08                       2,820            2,893
      NEW YORK STATE URBAN DEVELOPMENT CORP
          State Personal Income Tax RB Series 2004A-4          4.00%           03/15/07 (c)                   1,000            1,008
                                                                                                                         -----------
                                                                                                                               7,472
      NORTH CAROLINA  2.5%
      ------------------------------------------------------------------------------------------------------------------------------
      FAYETTEVILLE
          Public Works Commission Revenue Notes Series 2005    3.55%           01/15/08 (b)                  10,000           10,059

      PENNSYLVANIA  2.8%
      ------------------------------------------------------------------------------------------------------------------------------
      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
          RB (University of Pennsylvania Health Services)
          Series 1996A                                         5.75%           01/01/22                       6,055            6,127

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      SOUTHCENTRAL GENERAL AUTH
          Guaranteed RB Series 2001                            4.50%           12/01/08 (a)(b)                5,000            5,169
                                                                                                                         -----------
                                                                                                                              11,296
      PUERTO RICO  0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO PUBLIC BUILDINGS AUTH
          Government Facilities Refunding RB Series K          4.50%           07/01/07 (a)                   1,900            1,920

      SOUTH CAROLINA  0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      RICHLAND CNTY
          Environmental Improvement Refunding RB
          (International Paper Co) Series 2002A                4.25%           10/01/07                       1,000            1,005

      TEXAS  3.9%
      ------------------------------------------------------------------------------------------------------------------------------
      DALLAS
          Airport System RB Series 2001                        5.00%           04/01/07 (b)(c)                6,000            6,124
      NORTH TEXAS TOLLWAY AUTH
          Dallas North Tollway System Refunding RB Series
          2003B                                                5.00%           07/01/08 (a)(b)                3,000            3,114
      SPRING INDEPENDENT SD
          Unlimited Tax Schoolhouse Bonds Series 2005A         5.00%           08/15/08 (a)(b)(c)(d)          5,000            5,186
      TOMBALL HOSPITAL AUTH
          Refunding RB Series 2005                             5.00%           07/01/09                       1,205            1,242
                                                                                                                         -----------
                                                                                                                              15,666
      WASHINGTON  1.3%
      ------------------------------------------------------------------------------------------------------------------------------
      KING CNTY
          Limited Tax GO Bonds (Baseball Stadium) Series
          1997D                                                5.60%           12/01/09                       5,000            5,307

      WISCONSIN  2.7%
      ------------------------------------------------------------------------------------------------------------------------------
      WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
          RB (Hospital Sisters Services Inc-Obligated Group)
          Series 2003B                                         4.50%           12/01/07 (a)(b)               10,440           10,612
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
        (COST $186,391)                                                                                                      185,072
                                                                                                                         -----------
      SHORT-TERM INVESTMENTS 53.8% OF NET ASSETS

      ALASKA  0.2%
      ------------------------------------------------------------------------------------------------------------------------------
      VALDEZ
          Marine Terminal RB (Phillips Transportation
          Alaska, Inc) Series 2002                             3.03%           05/01/06 (a)(b)                1,000              999

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      ARIZONA  1.3%
      ------------------------------------------------------------------------------------------------------------------------------
      ARIZONA SCHOOL FACILITIES BOARD
          State School Trust RB Series 2004A                   3.08%           12/01/05 (a)(b)(c)(d)(e)       4,995            4,995

      CALIFORNIA  3.2%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA POLLUTION CONTROL FINANCE AUTH
          Refunding RB (Southern California Edison Co)
          Series 1986C                                         2.00%           03/01/06 (a)                   2,400            2,389
          Refunding RB (Southern California Edison Co)
          Series 1985C                                         2.00%           03/01/06 (a)(c)                7,000            6,970
          Refunding RB (Southern California Edison Co)
          Series 1985A                                         2.00%           03/01/06 (a)(c)                3,500            3,485
                                                                                                                         -----------
                                                                                                                              12,844
      CONNECTICUT  0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      BRISTOL RESOURCE RECOVERY FACILITY OPERATING COMMITTEE
          Solid Waste Refunding RB (Covanta Bristol) Series
          2005                                                 3.75%           07/01/06 (c)                   2,035            2,040

      FLORIDA  1.4%
      ------------------------------------------------------------------------------------------------------------------------------
      GULF BREEZE
          Capital Funding RB Series 1997A                      5.90%           06/01/06 (a)(b)                5,095            5,554

      GEORGIA  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      BURKE CNTY DEVELOPMENT AUTH
          Pollution Control RB (Georgia Power Co Plant
          Vogtle) Third Series 1994                            3.30%           12/22/05 (a)(c)                3,332            3,332
      COLUMBUS DEVELOPMENT AUTH
          RB (Foundation Properties) Series 2000               2.87%           12/15/05 (a)(b)(c)             3,745            3,745
                                                                                                                         -----------
                                                                                                                               7,077
      ILLINOIS  3.6%
      ------------------------------------------------------------------------------------------------------------------------------
      ILLINOIS DEVELOPMENT FINANCE AUTH
          RB (Resurrection Health Care) Series 2005D           3.05%           12/15/05 (a)(c)                4,115            4,115
          RB (Resurrection Health Care) Series 2005E           3.05%           07/01/06 (a)(c)                5,310            5,310
      ILLINOIS HEALTH FACILITIES AUTH
          RB (Advocate Health Care Network) Series 2003B       2.30%           01/04/06 (a)                   5,000            4,995
                                                                                                                         -----------
                                                                                                                              14,420
      LOUISIANA  0.8%
      ------------------------------------------------------------------------------------------------------------------------------
      LOUISIANA PUBLIC FACILITIES AUTH
          RB (Blood Center Properties, Inc) Series 2000        3.25%           12/01/05 (a)(b)                3,100            3,100

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      MASSACHUSETTS  2.8%
      ------------------------------------------------------------------------------------------------------------------------------
      FALL RIVER
          BAN                                                  4.00%           07/26/06 (c)                  10,000           10,034
      MASSACHUSETTS
          GO Bonds Consolidated Loan Series 1992D              8.00%           05/01/06 (b)                     965              983
                                                                                                                         -----------
                                                                                                                              11,017
      MICHIGAN  2.3%
      ------------------------------------------------------------------------------------------------------------------------------
      DETROIT
          GO Refunding Bonds (Unlimited Tax) Series 2005A      5.00%           04/01/06 (b)(c)                4,300            4,325
          RAN Series 2005                                      4.00%           04/03/06 (c)                   5,000            5,013
                                                                                                                         -----------
                                                                                                                               9,338
      MISSISSIPPI  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      MISSISSIPPI
          GO Refunding Notes Series 2005C                      4.00%           04/01/06                       7,000            7,017

      NEW HAMPSHIRE  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      MERRIMACK CNTY
          TAN Series 2005                                      3.35%           12/28/05                       7,000            7,003

      NEW JERSEY  4.0%
      ------------------------------------------------------------------------------------------------------------------------------
      HAMMONTON
          BAN                                                  3.00%           01/12/06                       5,000            5,004
      JERSEY CITY
          School Promissory Notes Series 2005A                 3.25%           02/24/06 (c)                   6,000            5,999
      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
          School Facilities Construction Bonds Series 2005O    2.96%           12/01/05 (a)(b)(d)(e)          5,000            5,000
                                                                                                                         -----------
                                                                                                                              16,003
      NEW YORK  6.5%
      ------------------------------------------------------------------------------------------------------------------------------
      BOARD OF COOPERATIVE EDUCATION SERVICES (CATTARAUGUS,
          ALLEGANY, ERIE AND WYOMING COUNTIES)
          RAN Series 2005                                      3.50%           12/30/05 (c)                   3,000            3,003
      MONROE CNTY
          2005 RAN                                             4.00%           04/17/06                      15,000           15,018
      NEW YORK CITY
          GO Bonds Fiscal 2005 Series H                        5.00%           08/01/06                       6,000            6,067
      NEW YORK STATE URBAN DEVELOPMENT CORP
          State Personal Income Tax RB Series 2004A-4          2.25%           03/15/06                       2,045            2,037
                                                                                                                         -----------
                                                                                                                              26,125

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      NORTH CAROLINA  5.0%
      ------------------------------------------------------------------------------------------------------------------------------
      NORTH CAROLINA MEDICAL CARE COMMISSION
          Health Care Facilities RB (Wake Forest
          University-Health Sciences) Series 2002B             3.20%           12/15/05 (a)(b)               19,860           19,860

      OHIO  5.4%
      ------------------------------------------------------------------------------------------------------------------------------
      CUYAHOGA CNTY
          Economic Development RB (Hathaway Brown School)
          Series 1999                                          3.06%           12/01/05 (a)(b)(c)            12,950           12,950
      OHIO AIR QUALITY DEVELOPMENT AUTH
          Refunding RB (Cincinnati Gas and Electric Co)
          Series 1995A                                         3.10%           12/07/05 (a)(c)                5,100            5,100
      OHIO WATER DEVELOPMENT AUTH
          Pollution Control Refunding RB (Ohio-Edison Co)
          Series 1999A                                         3.35%           06/01/06                       2,000            1,992
      WARREN CNTY
          Industrial Development RB (Pioneer Industrial
          Components Inc) Series 1985                          3.24%           12/07/05 (a)(b)                1,500            1,500
                                                                                                                         -----------
                                                                                                                              21,542
      PENNSYLVANIA  3.5%
      ------------------------------------------------------------------------------------------------------------------------------
      ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
          RB (University of Pittsburgh Medical Center)
          Series 2004B-2                                       3.01%           12/15/05 (a)(c)                4,975            4,975
      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
          RB (University of Pennsylvania Health Services)
          Series 2005A                                         4.00%           08/15/06                       1,000            1,002
      PHILADELPHIA
          TRAN Series 2005-2006A                               4.00%           06/30/06                       8,000            8,033
                                                                                                                         -----------
                                                                                                                              14,010
      PUERTO RICO  0.6%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO
          Public Improvement Bonds Series 2001A                2.84%           12/15/05 (a)(b)(d)(e)          2,500            2,500

      TEXAS  6.6%
      ------------------------------------------------------------------------------------------------------------------------------
      AMARILLO HEALTH FACILITY CORP
          Refunding RB (Evangelical Lutheran Good Samaritan
          Society) Series 1997                                 3.09%           12/01/05 (a)(b)                1,155            1,155
      AUSTIN
          Water and Wastewater Refunding RB Series 2001 A&B    3.02%           12/07/05 (a)(b)(c)(d)(e)       5,200            5,200
      HARRIS COUNTY HEALTH FACILITIES DEV CORP
          Hospital RB (Memorial Hermann Healthcare System)
          Series 2004B-2                                       2.75%           12/02/05 (a)(b)                5,000            5,000
      TEXAS
          TRAN Series 2005                                     4.50%           08/31/06                      15,000           15,135
                                                                                                                         -----------
                                                                                                                              26,490

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                  MATURITY                 FACE AMOUNT         VALUE
         TYPE OF SECURITY, SERIES                               RATE             DATE                   ($ X 1,000)      ($ X 1,000)
      VIRGINIA  0.7%
      ------------------------------------------------------------------------------------------------------------------------------
      RUSSELL CNTY
          Pollution Control Refunding RB (Appalachian Power
          Co) Series I                                         2.70%           11/01/06 (a)                   3,000            2,967
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
        (COST $215,103)                                                                                                      214,901
                                                                                                                         -----------

END OF INVESTMENTS.

At November 30, 2005 the tax basis cost of the fund's investments was $401,494, and the unrealized gains and losses were $94 and ($1,615), respectively.

In addition to the above, the fund held the following at 11/30/2005. All numbers are x1,000 except number of futures contracts.

                                                                                             NUMBER OF      CONTRACT      UNREALIZED
                                                                                             CONTRACTS       VALUE          GAINS
FUTURES CONTRACTS

2 YEAR, SHORT U.S. TREASURY NOTE, expires 03/31/06                                                 180        36,917              51
5 YEAR, SHORT U.S. TREASURY NOTE, expires 03/22/06                                                 150        15,891              39
                                                                                                                          ----------
TOTAL FUTURES CONTRACTS
  (COST $(52,898))                                                                                                                90
                                                                                                                          ----------

NOTES TO PORTFOLIO HOLDINGS:

(a) Variable-rate security

(b) Credit-enhanced security

(c) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

(d) Liquidity-enhanced security

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,500 or 1.8% of net assets.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing Finance Agency
IDB -- Industrial Development Board
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax anticipation note
TRAN -- Tax and revenue anticipation note

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                              COST          VALUE
HOLDINGS BY CATEGORY                                                                                        ($ X 1,000)  ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 87.0%  LONG-TERM INVESTMENTS                                                                                   116,333      116,819
 12.0%  SHORT-TERM INVESTMENTS                                                                                   16,018       16,053
------------------------------------------------------------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                                                                       132,351      132,872
  1.0%  OTHER ASSETS AND LIABILITIES                                                                                           1,354
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                           134,226

      ISSUER
      PROJECT                                                                           MATURITY            FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                 RATE    DATE              ($ X 1,000)  ($ X 1,000)
      LONG-TERM INVESTMENTS  87.0% of net assets

      ALABAMA  0.4%
      ------------------------------------------------------------------------------------------------------------------------------
      MOBILE IDB
         Pollution Control Refunding RB (International Paper Co)
         Series 1994A                                                            4.65%  12/01/11                    600          610

      ARIZONA  4.8%
      ------------------------------------------------------------------------------------------------------------------------------
      ARIZONA
         Refunding COP Series 2002B                                              5.00%  09/01/07 (a)              5,000        5,141
      CATALINA FOOTHILLS UNIFIED SD NO.16
         GO Refunding Bonds Series 2004                                          5.00%  07/01/07 (a)              1,315        1,349
                                                                                                                         -----------
                                                                                                                               6,490
      CALIFORNIA  4.6%
      ------------------------------------------------------------------------------------------------------------------------------
      ALAMEDA PUBLIC FINANCING AUTH
         RB (1997 RB Refinancing) Series 1999                                    4.95%  09/02/07                  2,065        2,092
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002A                                            5.50%  05/01/10                  1,000        1,074
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         RB (Kaiser Permanente) Series 2002D                                     4.35%  03/01/07 (b)              3,000        3,029
                                                                                                                         -----------
                                                                                                                               6,195

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY            FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                 RATE    DATE              ($ X 1,000)  ($ X 1,000)
      COLORADO  1.5%
      ------------------------------------------------------------------------------------------------------------------------------
      ADAMS CNTY SD NO.50
         GO Refunding Bonds Series 2004                                          4.00%  12/01/07 (a)              2,000        2,027

      CONNECTICUT  0.8%
      ------------------------------------------------------------------------------------------------------------------------------
      CONNECTICUT
         GO Refunding Bonds Series 2004B                                         4.00%  12/01/09 (a)              1,000        1,023

      GEORGIA  5.1%
      ------------------------------------------------------------------------------------------------------------------------------
      ATLANTA
         Airport General Refunding RB Series 2003A                               5.00%  01/01/10 (a)              3,660        3,858
      GEORGIA
         GO Bonds Series 2000D                                                   6.00%  10/01/07                  2,865        3,002
                                                                                                                         -----------
                                                                                                                               6,860
      INDIANA  1.6%
      ------------------------------------------------------------------------------------------------------------------------------
      LAKE CNTY
         First Mortgage Lease RB Series 2000                                     5.25%  08/01/09 (a)              2,040        2,164

      KENTUCKY  2.8%
      ------------------------------------------------------------------------------------------------------------------------------
      KENTUCKY PROPERTY AND BUILDING COMMISSION
         RB Project No.71                                                        5.50%  08/01/09                  3,500        3,750

      MASSACHUSETTS  3.6%
      ------------------------------------------------------------------------------------------------------------------------------
      MASSACHUSETTS
         Special Obligation RB Consolidated Loan Series 2002A                    5.00%  06/01/10 (a)              2,000        2,128
         GO Refunding Bonds Series 2001A                                         5.50%  01/01/11                  2,500        2,716
                                                                                                                         -----------
                                                                                                                               4,844
      MICHIGAN  3.8%
      ------------------------------------------------------------------------------------------------------------------------------
      DETROIT
         Capital Improvement Bonds Series 2002A                                  5.00%  04/01/07 (a)              1,000        1,022
      WAYNE CNTY
         Airport Refunding RB (Detroit Metropolitan Wayne Cnty
         Airport) Series 2002D                                                   5.00%  12/01/10 (a)              3,900        4,100
                                                                                                                         -----------
                                                                                                                               5,122
      MISSOURI  1.6%
      ------------------------------------------------------------------------------------------------------------------------------
      ST LOUIS MUNICIPAL FINANCE CORPORATION
         Leasehold Refunding RB Series 2003                                      5.25%  07/15/10 (a)              2,000        2,144

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY            FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                 RATE    DATE              ($ X 1,000)  ($ X 1,000)
      NEVADA  1.2%
      ------------------------------------------------------------------------------------------------------------------------------
      HENDERSON
         Sr Limited Obligation Refunding Bonds (Seven Hills)
         Series 2001A                                                            4.63%  08/01/11 (a)              1,525        1,600

      NEW JERSEY  3.7%
      ------------------------------------------------------------------------------------------------------------------------------
      MERCER CNTY
         Refunding RB (Regional Sludge) Series 2003                              5.00%  12/15/09 (a)              1,300        1,378
      NEW JERSEY TRANSIT CORP
         COP (Federal Transit Administration Grants) Series 2000B                5.50%  09/15/07 (a)              3,500        3,624
                                                                                                                         -----------
                                                                                                                               5,002
      NEW YORK  9.7%
      ------------------------------------------------------------------------------------------------------------------------------
      NEW YORK CITY
         GO Bonds Fiscal 1999 Series H (Refunded)                                4.75%  03/15/07                  1,295        1,320
         GO Bonds Fiscal 1999 Series H                                           4.75%  03/15/07                  1,705        1,734
         GO Bonds Fiscal 2003 Series J (Refunded)                                5.00%  06/01/09                    420          443
         GO Bonds Fiscal 2003 Series J                                           5.00%  06/01/09                  2,080        2,179
         GO Bonds Fiscal 2003 Series A                                           5.25%  08/01/09                  1,825        1,928
         GO Bonds Fiscal 2003 Series B                                           5.25%  08/01/09                  1,000        1,057
      NEW YORK STATE THRUWAY AUTH
         Bonds (Second General Highway and Bridge Trust) Series
         2003A                                                                   5.25%  04/01/12 (a)              4,000        4,358
                                                                                                                         -----------
                                                                                                                              13,019
      NORTH CAROLINA  8.5%
      ------------------------------------------------------------------------------------------------------------------------------
      CHARLOTTE
         COP (FY2004 Equipment Acquisition) Series 2004C                         4.00%  03/01/07                  4,540        4,580
      DURHAM CNTY
         Enterprise System RB Series 2002                                        5.00%  06/01/09 (a)              1,495        1,578
      NORTH CAROLINA MUNICIPAL POWER AGENCY
         RB (Catawba Electric) Series 1995A                                      5.10%  01/01/07 (a)              2,000        2,042
         RB (Catawba Electric) Series 1999A                                      5.75%  01/01/09 (a)              3,000        3,208
                                                                                                                         -----------
                                                                                                                              11,408
      OHIO  2.4%
      ------------------------------------------------------------------------------------------------------------------------------
      OHIO
         Higher Education Capital Facilities Bonds Series II-2001A               5.50%  12/01/08                  3,000        3,177

      OREGON  2.1%
      ------------------------------------------------------------------------------------------------------------------------------
      OREGON
         Refunding COP (Dept of Administrative Services) Series
         2002C                                                                   5.00%  11/01/07 (a)              2,705        2,787

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY            FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                 RATE    DATE              ($ X 1,000)  ($ X 1,000)
      PENNSYLVANIA  4.1%
      ------------------------------------------------------------------------------------------------------------------------------
      PENNSYLVANIA IDA
         Economic Development RB Series 1994                                     7.00%  07/01/07 (a)              1,000        1,056
      PHILADELPHIA
         Water and Wastewater Refunding RB Series 2001B                          5.50%  11/01/11 (a)              4,000        4,401
                                                                                                                         -----------
                                                                                                                               5,457
      PUERTO RICO  1.6%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
         Refunding RB Series H                                                   5.00%  07/01/10 (a)              2,000        2,113

      SOUTH CAROLINA  2.3%
      ------------------------------------------------------------------------------------------------------------------------------
      CHARLESTON CNTY
         RB (Care Alliance Health Services) Series 1999A                         4.25%  08/15/07 (a)              3,000        3,043

      TEXAS  8.1%
      ------------------------------------------------------------------------------------------------------------------------------
      DALLAS WATER AND SEWER UTILITIES
         Refunding and Improvement RB Series 2003                                5.00%  10/01/10 (a)              5,000        5,321
      DENTON UTILITY SYSTEM
         Refunding and Improvement RB Series 2001                                5.00%  12/01/12 (a)              2,030        2,137
      FORT WORTH
         General Purpose Improvement and Refunding Bonds
         Series 2001                                                             5.00%  03/01/10                  1,090        1,151
      HOUSTON PORT AUTH
         Port Improvement GO Bonds Series 2001B                                  5.25%  10/01/10 (a)              2,205        2,342
                                                                                                                         -----------
                                                                                                                              10,951
      WASHINGTON  10.8%
      ------------------------------------------------------------------------------------------------------------------------------
      NORTH KITSAP SD NO.400
         Unlimited Tax GO Refunding Bonds Series 2005                            5.13%  12/01/16 (a)              4,650        5,045
      PORT OF SEATTLE
         Passenger Facility Charge RB Series 1998B                               5.00%  12/01/07 (a)              1,395        1,430
      SNOHOMISH CNTY
         Refunding Limited GO Bonds                                              4.50%  12/01/12 (a)              1,920        1,979
      WASHINGTON
         Refunding COP (Dept of Ecology) Series 2001                             4.75%  04/01/12 (a)              1,710        1,776
      WASHINGTON PUBLIC POWER SUPPLY SYSTEM
         Refunding RB (Nuclear Project No.2) Series 1993A                        5.70%  07/01/08 (a)              4,000        4,234
                                                                                                                         -----------
                                                                                                                              14,464
      WISCONSIN  1.9%
      ------------------------------------------------------------------------------------------------------------------------------
      WISCONSIN
         Master Lease COP Series 2002D                                           5.00%  09/01/07 (a)              2,500        2,569
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
        (COST $116,333)                                                                                                      116,819

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY            FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                 RATE    DATE              ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENTS  12.0% OF NET ASSETS

      ARIZONA  0.9%
      ------------------------------------------------------------------------------------------------------------------------------
      CATALINA FOOTHILLS UNIFIED SD NO.16
         GO Refunding Bonds Series 2004                                          4.25%  07/01/06 (a)              1,235        1,242

      DISTRICT OF COLUMBIA  3.0%
      ------------------------------------------------------------------------------------------------------------------------------
      WASHINGTON DC CONVENTION CENTER AUTH
         Dedicated Tax Sr Lien RB Series 1998                                    5.00%  10/01/06 (a)              4,000        4,057

      LOUISIANA  1.2%
      ------------------------------------------------------------------------------------------------------------------------------
      NEW ORLEANS
         Refunding Certificates of Indebtedness Series 1998B                     4.50%  12/01/05 (a)              1,600        1,600

      NEW MEXICO  1.1%
      ------------------------------------------------------------------------------------------------------------------------------
      FARMINGTON
         Pollution Control Refunding RB (Public Service Co of NM-
         San Juan and Four Corners) Series 2003A                                 2.10%  04/01/06                  1,500        1,491

      NEW YORK  2.3%
      ------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN CNTY
         GO Public Improvement Bonds Series 1998                                 4.25%  11/01/06 (a)                715          722
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
         Water and Sewer System RB Series 1994G                                  2.97%  12/01/05 (a)(b)(c)          700          700
      NEW YORK CITY
         GO Bonds Fiscal 2006 Series E-2                                         2.99%  12/01/05 (a)(b)           1,600        1,600
                                                                                                                         -----------
                                                                                                                               3,022
      OHIO  2.7%
      ------------------------------------------------------------------------------------------------------------------------------
      OHIO
         State Facilities Bonds (Administrative Building Fund)
         Series 1998A                                                            5.13%  10/01/06                  3,580        3,634

      WISCONSIN  0.8%
      ------------------------------------------------------------------------------------------------------------------------------
      WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
         RB (Carroll College) Series 1998                                        4.80%  10/01/06                  1,000        1,007
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
        (COST $16,018)                                                                                                        16,053

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

END OF INVESTMENTS.

At 11/30/05, the tax basis cost of the fund's investments was $132,351, and the unrealized gains and losses were $1,326 and ($805), respectively

(a) Credit-enhanced security

(b) Variable-rate security

(c) Liquidity-enhanced security

COP -- Certificate of participation
GO -- General obligation
IDA -- Industrial Development Authority
IDB -- Industrial Development Board
RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                              COST          VALUE
HOLDINGS BY CATEGORY                                                                                      ($ X 1,000)    ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 96.0%  LONG-TERM INVESTMENTS                                                                                  83,717         87,658
  2.9%  SHORT-TERM INVESTMENTS                                                                                  2,600          2,600
------------------------------------------------------------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                                                                                      86,317         90,258
  1.1%  OTHER ASSETS AND LIABILITIES                                                                                           1,022
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                            91,280

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                            RATE          DATE           ($ X 1,000)    ($ X 1,000)
      LONG-TERM INVESTMENTS  96.0% OF NET ASSETS

      CALIFORNIA  9.3%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
         Various Purpose GO Bonds                                           5.25%        11/01/17               2,000          2,144
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002A                                       5.88%        05/01/16               2,000          2,283
      CALIFORNIA STATE PUBLIC WORKS BOARD
         Lease Refunding RB (Dept of Health Services-Richmond
         Laboratory) Series 2005K                                           5.00%        11/01/24               2,000          2,065
      NATOMAS UNION SD
         COP Series B                                                       5.00%        02/01/10 (a)(b)        1,865          1,957
                                                                                                                         -----------
                                                                                                                               8,449
      COLORADO  3.6%
      ------------------------------------------------------------------------------------------------------------------------------
      COLORADO DEPT OF TRANSPORTATION
         RAN Series 2002B                                                   5.50%        06/15/15 (a)           2,000          2,241
      DENVER CITY AND CNTY
         Airport System Refunding RB Series 2002E                           5.50%        11/15/15 (a)           1,000          1,076
                                                                                                                         -----------
                                                                                                                               3,317
      DISTRICT OF COLUMBIA  2.4%
      ------------------------------------------------------------------------------------------------------------------------------
      DISTRICT OF COLUMBIA
         COP Series 2003                                                    5.50%        01/01/17 (a)           2,000          2,189

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY        FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                           RATE           DATE          ($ X 1,000)     ($ X 1,000)
      FLORIDA  3.0%
      ------------------------------------------------------------------------------------------------------------------------------
      ESCAMBIA CNTY HEALTH FACILITIES AUTH
         RB (Ascension Health Credit Group) Series 1999A-2                 5.75%         11/15/29 (a)          2,500           2,729

      GEORGIA  1.4%
      ------------------------------------------------------------------------------------------------------------------------------
      FULTON CNTY DEVELOPMENT AUTH
         RB (Tuff Morehouse) Series 2002A                                  5.50%         02/01/22 (a)          1,180           1,280

      HAWAII  1.8%
      ------------------------------------------------------------------------------------------------------------------------------
      HAWAII
         GO Bonds Series 1999CT                                            5.88%         09/01/19 (a)          1,500           1,644

      INDIANA  1.1%
      ------------------------------------------------------------------------------------------------------------------------------
      MARION CNTY CONVENTION AND RECREATIONAL FACILITIES AUTH
         Excise Taxes Lease Refunding Sr RB Series 2001A                   5.00%         06/01/21 (a)          1,000           1,038

      KENTUCKY  1.1%
      ------------------------------------------------------------------------------------------------------------------------------
      JEFFERSON CNTY
         Health Facilities RB (University Medical Center) Series
         1997                                                              5.25%         07/01/22 (a)          1,000           1,032

      MARYLAND  0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      MARYLAND HOUSING AND COMMUNITY DEVELOPMENT DEPT
         RB Series 1996A                                                   5.88%         07/01/16                225             232

      MICHIGAN  9.0%
      ------------------------------------------------------------------------------------------------------------------------------
      DELTA CNTY ECONOMIC DEVELOPMENT CORP
         Environmental Improvement Refunding RB
         (MeadWestvaco-Escanaba Paper Co) Series 2002                      6.25%         04/15/27              1,000           1,150
      DETROIT
         Water Supply System Refunding Sr Lien RB Series 2003C             5.25%         07/01/16 (a)          2,620           2,834
      DETROIT SD
         School Building and Site Improvement Bonds Series
         2005A                                                             5.00%         05/01/17 (a)          3,000           3,199
      WAYNE CNTY COMMUNITY COLLEGE
         Improvement Bonds Series 1999                                     5.50%         07/01/19 (a)          1,000           1,065
                                                                                                                         -----------
                                                                                                                               8,248
      MISSISSIPPI  4.8%
      ------------------------------------------------------------------------------------------------------------------------------
      MISSISSIPPI HOSPITAL EQUIPMENT AND FACILITIES AUTH
         Refunding RB (Mississippi Baptist Medical Center) Series
         1995                                                              6.00%         05/01/13 (a)          2,150           2,186

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY        FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                           RATE           DATE          ($ X 1,000)     ($ X 1,000)
      WALNUT GROVE CORRECTIONAL AUTH
         COP (Walnut Grove Correctional Facility) Series 1999              6.00%         11/01/19 (a)          2,000           2,221
                                                                                                                         -----------
                                                                                                                               4,407
      NEVADA  4.8%
      ------------------------------------------------------------------------------------------------------------------------------
      NEVADA
         Highway Improvement (Motor Vehicle Fuel Tax) RB Series
         2004                                                              5.50%         12/01/18 (a)          2,000           2,213
      NEVADA DEPT OF BUSINESS AND INDUSTRY
         RB (Las Vegas Monorail) First Tier Series 2000                    5.63%         01/01/32 (a)          2,000           2,157
                                                                                                                         -----------
                                                                                                                               4,370
      NEW YORK  5.2%
      ------------------------------------------------------------------------------------------------------------------------------
      METROPOLITAN TRANSPORTATION AUTH
         Refunding RB Series 2002A                                         5.50%         11/15/18 (a)          2,000           2,201
      NEW YORK CITY
         GO Bonds Fiscal 2005 Series B                                     5.25%         08/01/15              1,000           1,076
         GO Bonds Fiscal 2002 Series G                                     5.75%         08/01/16              1,325           1,455
                                                                                                                         -----------
                                                                                                                               4,732
      OREGON  4.1%
      ------------------------------------------------------------------------------------------------------------------------------
      COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
         Electric System Revenue Obligations Series 2000B                  5.50%         12/01/19 (a)          1,180           1,265
      MORROW CNTY SD
         GO Bonds Series 2001                                              5.63%         06/15/16 (a)          2,235           2,466
                                                                                                                         -----------
                                                                                                                               3,731
      PENNSYLVANIA  3.9%
      ------------------------------------------------------------------------------------------------------------------------------
      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
         RB (University of Pennsylvania Health Services) Series
         1996A                                                             5.75%         01/01/17              2,000           2,024
      SENECA VALLEY UNIFIED SD
         GO Refunding Bonds Series 1998AA                                  5.15%         02/15/20 (a)          1,500           1,548
                                                                                                                         -----------
                                                                                                                               3,572
      RHODE ISLAND  0.0%
      ------------------------------------------------------------------------------------------------------------------------------
      RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
         Homeownership Opportunity Bonds Series 10A                        6.50%         10/01/22                 20              20

      TEXAS  18.0%
      ------------------------------------------------------------------------------------------------------------------------------
      AUSTIN COMBINED UTILITIES
         Refunding RB Series 1997                                          5.13%         11/15/16 (a)          3,000           3,098
      BRAZOS RIVER AUTH
         Refunding RB (Houston Industries) Series 1998A                    5.13%         05/01/19 (a)          1,750           1,813

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                           RATE           DATE           ($ X 1,000)    ($ X 1,000)
      CONROE ISD
         Unlimited Tax Schoolhouse and Refunding Bonds Series
         1997                                                              5.25%         02/15/21 (a)             765            783
         Unlimited Tax Schoolhouse and Refunding Bonds Series
         1997 (Refunded)                                                   5.25%         02/15/21                 235            240
      DALLAS FORT WORTH INTERNATIONAL AIRPORT
         Joint RB Series 2000A                                             6.00%         11/01/24 (a)           3,500          3,730
      HARRIS CNTY
         Permanent Improvement Refunding Bonds Series 2004A                5.00%         10/01/18               1,885          1,992
      HARRIS CNTY HOSPITAL DISTRICT
         Refunding RB Series 2000                                          6.00%         02/15/16 (a)           1,000          1,096
      NORTH TEXAS TOLLWAY AUTH
         Refunding RB Series 2003C                                         5.00%         01/01/18 (a)           2,000          2,078
      TEXAS PUBLIC FINANCE AUTH
         Refunding RB (Texas Southern University) Series 1998A-1           4.75%         11/01/17 (a)           1,545          1,575
                                                                                                                         -----------
                                                                                                                              16,405
      VERMONT  2.4%
      ------------------------------------------------------------------------------------------------------------------------------
      VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING
         AGENCY
         Hospital RB (Fletcher Allen Health Care) Series 2000A             6.00%         12/01/23 (a)           2,000          2,195

      WASHINGTON  19.8%
      ------------------------------------------------------------------------------------------------------------------------------
      CLARK CNTY SD
         Unlimited Tax GO Bonds Series 1999                                5.50%         12/01/17 (a)           3,000          3,225
      KENT SD NO.415
         Unlimited Tax GO Refunding Bonds Series 1993A                     5.55%         12/01/11                 500            547
      KING CNTY
         Lease RB (King Street Center) Series 1997                         5.13%         06/01/17 (a)           1,000          1,031
         Limited Tax GO Bonds Series 1997D                                 5.75%         12/01/11               3,500          3,730
      NORTH KITSAP SD NO.400
         Unlimited Tax GO Refunding Bonds Series 2005                      5.13%         12/01/18 (a)           1,850          1,988
      OCEAN SHORES
         Water and Sewer RB Series 2001                                    5.50%         12/01/21 (a)           2,000          2,193
      WASHINGTON HEALTH CARE FACILITIES
         RB (Swedish Health System) Series 1998                            5.13%         11/15/18 (a)           2,000          2,079
         RB (Catholic Health Initiatives) Series A                         6.00%         12/01/20 (a)           3,000          3,275
                                                                                                                         -----------
                                                                                                                              18,068
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
         (COST $83,717)                                                                                                       87,658

      SHORT-TERM INVESTMENTS  2.9% OF NET ASSETS

      ALASKA  0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      VALDEZ
         Marine Terminal Refunding RB (Exxon Pipeline Co) Series
         1993A                                                             2.91%         12/01/05 (b)             450            450

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                           RATE           DATE           ($ X 1,000)    ($ X 1,000)
      CALIFORNIA  1.2%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
         Economic Recovery Bonds Series 2004C-6                            2.95%         12/01/05 (a)(b)        1,000          1,000
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002B-2                                    3.02%         12/01/05 (a)(b)          100            100
                                                                                                                         -----------
                                                                                                                               1,100
      MISSISSIPPI  0.2%
      ------------------------------------------------------------------------------------------------------------------------------
      JACKSON CNTY
         Pollution Control Refunding RB (Chevron USA) Series
         1993                                                              3.00%         12/01/05 (b)             150            150

      NEW YORK  1.0%
      ------------------------------------------------------------------------------------------------------------------------------
      LONG ISLAND POWER AUTH
         Electric System Subordinated RB Series 2001 3-B                   2.94%         12/01/05 (a)(b)          700            700
      NEW YORK CITY
         GO Bonds Fiscal 2002 Series A-6                                   2.97%         12/01/05 (a)(b)(c)       100            100
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
         Water and Sewer System RB Series 1994G                            2.97%         12/01/05 (a)(b)(c)       100            100
                                                                                                                         -----------
                                                                                                                                 900
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $2,600)                                                                                                         2,600
      ------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At 11/30/05, the tax basis cost of the fund's investments was $86,317, and the unrealized gains and losses were $4,121 and ($180), respectively.

(a) Credit-enhanced security

(b) Variable-rate security

(c) Liquidity-enhanced security

COP -- Certificate of participation
GO -- General obligation
RAN -- Revenue anticipation note
RB -- Revenue bond

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                               COST         VALUE
HOLDINGS BY CATEGORY                                                                                       ($ X 1,000)   ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 52.9%  LONG-TERM INVESTMENTS                                                                                  268,426       266,992
 46.1%  SHORT-TERM INVESTMENTS                                                                                 232,678       232,492
------------------------------------------------------------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                                                                      501,104       499,484
  1.0%  OTHER ASSETS AND LIABILITIES                                                                                           5,266
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                           504,750

      ISSUER
      PROJECT                                                                   MATURITY                   FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                        RATE     DATE                     ($ X 1,000)   ($ X 1,000)
      LONG-TERM INVESTMENTS  52.9% OF NET ASSETS

      CALIFORNIA  52.3%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
         Economic Recovery Bonds Series 2004B-4                         3.50%   07/01/08 (a)                     1,000           996
         Economic Recovery Bonds Series 2004B-2                         5.00%   07/01/07 (a)(b)                 15,000        15,392
         Federal Highway Grant Anticipation Bonds Series 2004A          5.00%   02/01/08 (c)                     1,360         1,411
         Various Purpose GO Bonds                                       5.00%   02/01/12 (b)                     7,400         7,904
         Economic Recovery Bonds Series 2004A                           5.00%   07/01/12 (b)(c)                  3,950         4,266
         GO Bonds                                                       5.25%   11/01/10 (b)                    12,050        12,936
         GO Bonds Series 2002                                           5.25%   02/01/11 (b)                    23,310        25,047
         GO Bonds                                                       5.25%   10/01/22 (b)                    14,500        15,676
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002A                                   5.50%   05/01/07 (b)                    11,325        11,645
         Power Supply RB Series 2002A                                   5.50%   05/01/08 (b)                     8,125         8,502
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH
         Refunding RB (Cedars-Sinai Medical Center) Series 2005         5.00%   11/15/08 (b)                     1,000         1,042
         RB (Catholic Healthcare West) Series 2005G                     5.00%   07/01/09 (b)                     1,755         1,834
         RB (Catholic Healthcare West) Series 2005G                     5.00%   07/01/10 (b)                     2,000         2,102
         Refunding RB (Cedars-Sinai Medical Center) Series 2005         5.00%   11/15/10 (b)                     2,035         2,151
      CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
         RB (J. David Gladstone Institutes) Series 2001                 4.00%   10/01/07 (b)                     2,000         2,014
      CALIFORNIA PUBLIC WORKS BOARD
         Lease Refunding RB (Dept of Corrections) Series 2004D          4.50%   12/01/07 (c)                     3,550         3,642
         Lease RB (Butterfield State Office Complex) Series 2005A       5.00%   06/01/07                         3,285         3,365
         Lease RB (Butterfield State Office Complex) Series 2005A       5.00%   06/01/08 (b)                     4,515         4,676
         Lease RB (Butterfield State Office Complex) Series 2005A       5.00%   06/01/09                         1,940         2,028

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                   MATURITY                   FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                        RATE     DATE                     ($ X 1,000)   ($ X 1,000)
      CALIFORNIA STATE UNIVERSITY
         Systemwide RB Series 2005C                                     4.00%   11/01/08                         2,050         2,083
         Systemwide RB Series 2005C                                     4.00%   11/01/09 (b)                     3,015         3,070
      CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS FINANCING
      AUTH
         RB (Rental Housing) Series 2001                                3.15%   08/01/08 (a)(b)(c)               5,105         5,065
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         RB (Chadwick School) Series 2002                               2.25%   12/01/06 (a)(b)(c)               8,000         8,000
         RB (Kaiser Permanente) Series 2004G                            2.30%   05/01/07 (a)                     2,425         2,389
         RB (Kaiser Permanente) Series 2004H                            2.63%   05/01/08 (a)                     1,345         1,313
         RB (Kaiser Permanente) Series 2002D                            4.35%   03/01/07 (a)(b)                  8,610         8,692
         RB (Daughters of Charity Health System) Series 2005F           5.00%   07/01/08                         1,240         1,278
         RB (Daughters of Charity Health System) Series 2005F           5.00%   07/01/09 (b)                     2,330         2,421
         RB (Huntington Memorial Hospital) Series 2005                  5.00%   07/01/09 (b)                     3,250         3,393
         RB (Daughters of Charity Health System) Series 2005F           5.00%   07/01/10 (b)                     2,455         2,561
         RB (Daughters of Charity Health System) Series 2005G           5.25%   07/01/11                         1,000         1,058
      CHULA VISTA PUBLIC FINANCING AUTH
         Refunding RB Series 2005A                                      4.00%   09/01/12 (b)(c)                  2,980         3,051
      DEL MAR RACE TRACK AUTH
         RB Series 2005                                                 5.00%   08/15/07                           250           256
         RB Series 2005                                                 5.00%   08/15/08                           250           258
         RB Series 2005                                                 5.00%   08/15/09                           500           519
      GOLDEN STATE TOBACCO SECURITIZATION CORP
         Enhanced Tobacco Settlement Asset-Backed Bonds
         Series 2005A                                                   5.00%   06/01/16 (b)                     4,000         4,031
         Enhanced Tobacco Settlement Asset-Backed Bonds
         Series 2005A                                                   5.00%   06/01/17 (b)                     5,500         5,603
         Enhanced Tobacco Settlement Asset-Backed Bonds
         Series 2003B                                                   5.38%   06/01/38 (b)                    16,000        17,844
         Enhanced Tobacco Settlement Asset-Backed Bonds
         Series 2003B                                                   5.50%   06/01/43 (b)                    10,000        11,072
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
         Sales Tax Refunding RB (Prop A) First Tier Sr Series
         2003A                                                          5.00%   07/01/10 (c)                     1,180         1,261
         Sales Tax RB (Prop C) Second Sr Series 2004A                   5.00%   07/01/10 (c)                     3,390         3,622
         Sales Tax Refunding RB (Prop C) Second Sr Series
         1998A                                                          5.50%   07/01/10 (c)                     2,485         2,707
      LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
         Lease Refunding RB (2005 Master Refunding) Series A            4.00%   12/01/06 (b)(c)                 10,000        10,085
         Lease Refunding RB (2005 Master Refunding) Series A            5.00%   12/01/08 (c)                     1,000         1,049
      LOS ANGELES CONVENTION AND EXHIBITION CENTER AUTH
         COP Series 1985                                                9.00%   12/01/20 (b)                     6,270         6,270
      MODESTO IRRIGATION DISTRICT FINANCING AUTH
         Refunding RB Series A                                          6.00%   10/01/15 (b)(c)                  5,000         5,211
      ORANGE CNTY PUBLIC FINANCING AUTH
         Lease Refunding RB Series 2005                                 5.00%   07/01/10 (b)(c)                  7,155         7,630
      SANTA BARBARA REDEVELOPMENT AGENCY
         Tax Allocation Refunding Bonds (Central City
         Redevelopment) Sr Series 1995A                                 6.00%   03/01/08 (c)                     3,400         3,512
      SANTA CLARA
         Insurance Funding Bonds Series 1987                            3.00%   04/01/08 (a)(b)(c)               5,000         4,939
      SANTA CLARA VALLEY TRANSPORTATION AUTH
         Sales Tax RB (Measure A) Series 2003                           4.00%   04/01/36 (b)(c)                  6,000         6,042

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                   MATURITY                   FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                        RATE     DATE                     ($ X 1,000)   ($ X 1,000)
      TEMECULA VALLEY UNIFIED SD
         GO Refunding Bonds Series 2004                                 6.00%   08/01/07 (c)                     1,000         1,046
                                                                                                                         -----------
                                                                                                                             263,960
      PUERTO RICO  0.6%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO PUBLIC BUILDINGS AUTH
         Government Facilities Refunding RB Series K                    4.50%   07/01/07 (a)                     3,000         3,032
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
         (COST $268,426)                                                                                                     266,992

      SHORT-TERM INVESTMENTS 46.1% OF NET ASSETS

      CALIFORNIA  40.7%
      ------------------------------------------------------------------------------------------------------------------------------
      ASSOCIATION OF BAY AREA GOVERNMENTS
         Lease RB Series 2003A                                          3.13%   12/01/05 (a)(b)(c)(d)            7,000         7,000
      BURBANK UNIFIED SD
         GO Bonds (1997 Election) Series C                              3.00%   08/01/06 (b)(c)                  1,820         1,818
      CALIFORNIA
         Economic Recovery Bonds Series 2004C-12                        2.94%   12/07/05 (a)(c)(d)               2,400         2,400
         Economic Recovery Bonds Series 2004C-15                        2.96%   12/07/05 (a)(c)(d)               2,135         2,135
         GO CP Notes                                                    3.02%   01/13/06 (d)                    10,000        10,000
         Economic Recovery Bonds Series 2004A                           3.04%   12/07/05 (a)(b)(d)(e)           10,000        10,000
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002B-2                                 3.02%   12/01/05 (a)(c)                    200           200
         Water System RB (Central Valley Water) Series AD               3.03%   11/24/05 (a)(b)(c)(d)           32,153        32,152
      CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
         RB (J. David Gladstone Institutes) Series 2001                 4.00%   10/01/06 (b)                     2,015         2,026
      CALIFORNIA POLLUTION CONTROL FINANCE AUTH
         Refunding RB (Southern California Edison Co) Series
         1985B                                                          2.00%   03/01/06 (a)(b)                  3,165         3,151
         Refunding RB (Southern California Edison Co) Series
         1985C                                                          2.00%   03/01/06 (a)(b)                  5,500         5,476
         Refunding RB (Southern California Edison Co) Series
         1985A                                                          2.00%   03/01/06 (a)(b)                  4,200         4,182
         Refunding RB (Southern California Edison Co) Series
         1986C                                                          2.00%   03/01/06 (a)(b)                  2,400         2,390
      CALIFORNIA STATE UNIVERSITY INSTITUTE
         TECP Series A                                                  2.65%   12/01/05                         8,032         8,032
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         RB (Kaiser Permanente) Series 2001C                            3.85%   08/01/06 (a)(b)                  6,000         6,020
         RAN (Vehicle License Fee) Series 2005B-1                       4.00%   11/15/06 (c)                     3,500         3,528
         RB (Huntington Memorial Hospital) Series 2005                  5.00%   07/01/06 (b)                     3,300         3,328
      DEL MAR RACE TRACK AUTH
         RB Series 2005                                                 4.00%   08/15/06                           400           401
      DIAMOND BAR PUBLIC FINANCING AUTH
         Lease RB (Community/Senior Center) Series 2002A                3.10%   12/07/05 (a)(b)(c)               3,945         3,945

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                   MATURITY                   FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                        RATE     DATE                     ($ X 1,000)   ($ X 1,000)
      EAST BAY MUNICIPAL UTILITY DISTRICT
         Water System CP                                                2.80%   12/02/05 (d)                     6,000         6,000
      LOS ANGELES
         TRAN Series 2005                                               4.00%   06/30/06 (b)                    15,000        15,067
      LOS ANGELES CNTY CAPITAL ASSET LEASING CORP
         Lease Revenue CP Notes                                         2.80%   12/02/05 (c)                    20,000        20,000
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
         Second Subordinate Sales Tax Revenue CP Notes Series
         A                                                              2.68%   12/09/05                        10,000        10,000
      LOS ANGELES UNIFIED SD
         Refunding COP (Multiple Properties) Series 2005C               4.00%   10/02/06 (a)(b)(c)(d)            3,000         3,017
      ORANGE CNTY
         Apartment Development Refunding RB (Vintage Woods)
         Series 1998H                                                   3.02%   12/01/05 (a)(c)                  3,500         3,500
      SACRAMENTO CNTY SANITATION DISTRICT
         RB (District No.1) Series 2005                                 3.04%   12/01/05 (a)(b)(c)(d)(e)        15,575        15,575
      SANA CLARA CNTY FINANCING AUTH
         Special Obligation Bonds (Measure B) Series 2003               4.00%   08/01/06                         3,000         3,015
      SANTA CLARA VALLEY TRANSPORTATION AUTH
         Sales Tax RB (Measure A) Series 2004B                          5.00%   10/02/06 (a)(c)                  6,000         6,091
      SOUTH COAST LOCAL EDUCATION AGENCIES
         Pooled TRAN Program Note Participations Series 2005A           4.00%   06/30/06                        15,000        15,078
                                                                                                                         -----------
                                                                                                                             205,527
      PUERTO RICO  5.4%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO
         Public Improvement Bonds Series 2000                           3.06%   01/22/05 (a)(c)(d)(e)            1,930         1,930
         Public Improvement Bonds Series 2001B                          3.07%   12/01/05 (a)(b)(c)(d)(e)         5,000         5,000
         Public Improvement Bonds Series 2001A                          3.09%   01/22/05 (a)(b)(c)(d)            3,135         3,135
      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
         Transportation Refunding RB Series L                           3.09%   12/20/05 (a)(b)(c)(d)(e)        13,000        13,000
      PUERTO RICO PUBLIC BUILDINGS AUTH
         Government Facilities RB Series B                              3.07%   12/01/05 (a)(c)(d)(e)            3,900         3,900
                                                                                                                         -----------
                                                                                                                              26,965
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $232,678)                                                                                                     232,492
      ------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At November 30, 2005 the tax basis cost of the fund's investments was $501,104, and the unrealized gains and losses were $55 and ($1,675), respectively.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

                                                                                        NUMBER OF        CONTRACT         UNREALIZED
                                                                                        CONTRACTS         VALUE              GAINS
In addition to the above, the fund held the following at 11/30/2005. All numbers are x1,000 except number of futures contracts.

FUTURES CONTRACTS

10 YEAR, SHORT U.S. TREASURY NOTE, expires 03/22/06                                           200          21,706                60
2 YEAR, SHORT U.S. TREASURY NOTE, expires 03/31/06                                            350          71,783                98
5 YEAR, SHORT U.S. TREASURY NOTE, expires 03/22/06                                            655          69,389               174
                                                                                                                         -----------
                                                                                                                               (332)

(a) Variable-rate security

(b) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

(c) Credit-enhanced security

(d) Liquidity-enhanced security

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $15,830 or 3.2% of net assets.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing Finance Agency
RAN -- Revenue anticipation note
RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                            COST             VALUE
HOLDINGS BY CATEGORY                                                                                     ($ X 1,000)     ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 88.8%  LONG-TERM INVESTMENTS                                                                                114,123         115,642
 10.2%  SHORT-TERM INVESTMENTS                                                                                13,299          13,350
------------------------------------------------------------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                                                                    127,422         128,992
  1.0%  OTHER ASSETS AND LIABILITIES                                                                                           1,315
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                           130,307

      ISSUER
      PROJECT                                                                              MATURITY      FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                 RATE       DATE        ($ X 1,000)     ($ X 1,000)
      LONG-TERM INVESTMENTS  88.8% OF NET ASSETS

      CALIFORNIA  86.4%
      ------------------------------------------------------------------------------------------------------------------------------
      ALAMEDA CNTY
         COP (Refunding and Capital Projects) Series 1998A                       5.00%     12/01/06 (a)        3,480           3,543
         Refunding COP Series 2001A                                              5.38%     12/01/09 (a)        5,000           5,385
      ASSOCIATION OF BAY AREA GOVERNMENTS
         RB (Brandeis Hillel Day School) Series 2001                             3.75%     08/01/31 (a)        4,000           4,013
      CALIFORNIA
         GO Refunding Bonds Series 2002                                          5.00%     02/01/12 (a)        4,000           4,307
         GO Bonds Series 2002                                                    5.25%     02/01/11            3,500           3,761
         Economic Recovery Bonds Series 2004A                                    5.25%     07/01/14 (a)        3,000           3,311
         GO Bonds Series 1998                                                    5.50%     12/01/11 (a)        1,665           1,839
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002A                                            5.50%     05/01/10            1,315           1,413
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH
         RB (Kaiser Permanente) Series 1998B                                     5.00%     10/01/08            2,500           2,623
      CALIFORNIA PUBLIC WORKS BOARD
         Lease RB (UCLA Replacement Hospitals) Series 2002A                      4.75%     10/01/09 (a)        3,005           3,144
         Lease Refunding RB (Regents of the University of
         California) Series 1998A                                                5.25%     12/01/07            2,000           2,076
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         RB (Kaiser Permanente) Series 2002D                                     4.35%     03/01/07 (b)        2,000           2,019
      EL DORADO CNTY PUBLIC AGENCY FINANCING AUTH
         RB Series 1996                                                          5.60%     02/15/12 (a)        3,000           3,075
      FREMONT UNION HIGH SD
         GO Bonds (Election of 1998) Series 2000B                                5.75%     09/01/08            1,520           1,622

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                              MATURITY        FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                                 RATE       DATE          ($ X 1,000)   ($ X 1,000)
      GOLDEN STATE TOBACCO SECURITIZATION CORP
         Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A             5.00%     06/01/19              2,500         2,581
      INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH
         Refunding RB Series 1999A                                               5.00%     11/01/08 (a)          1,210         1,269
         Refunding RB Series 1999A                                               5.00%     11/01/09 (a)          1,375         1,460
      LONG BEACH HARBOR
         RB Series 2000A                                                         5.50%     05/15/10              4,000         4,259
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
         Capital Grant Receipts RB (Gold Line Eastside Extension)
         Series 2005A                                                            5.00%     10/01/11 (a)          4,000         4,264
      LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
         Subordinate Lien Tax Allocation Bonds (Bunker Hill) Series 2004         4.00%     03/01/10              1,950         1,931
         Pooled Financing Refunding Bonds Series F                               5.00%     09/01/07 (a)            810           835
         Lease RB (Vermont Manchester Social Services) Series 2005               5.00%     09/01/14 (a)          1,995         2,133
      LOS ANGELES STATE BUILDING AUTH
         Lease Refunding RB (California Dept of General Services) Series 1993A   5.63%     05/01/11 (a)          3,500         3,774
      LOS ANGELES UNIFIED SD
         GO Bonds (Election of 1997) Series 2000D                                5.50%     07/01/10              4,000         4,326
      OAKLAND
         Refunding COP (Oakland Museum) Series 2002A                             5.00%     04/01/10 (a)          2,015         2,148
         Refunding COP (Oakland Museum) Series 2002A                             5.00%     04/01/11 (a)          1,460         1,569
      OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
         M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A       4.45%     04/01/31 (a)          1,250         1,290
      ORANGE CNTY
         Recovery COP Series 1996A                                               6.00%     07/01/08 (a)          3,000         3,209
      PORT OF OAKLAND
         RB Series 2000K                                                         5.50%     11/01/08 (a)          3,000         3,158
      REDDING JOINT POWERS FINANCING AUTH
         Electric System RB Series 1996A                                         5.50%     06/01/11 (a)          2,000         2,062
      RIVERSIDE
         COP (Capital Improvements Projects) Series 2003                         5.00%     09/01/14 (a)          1,470         1,592
         COP (Capital Improvements Projects) Series 2003                         5.00%     09/01/15 (a)          1,545         1,657
      RIVERSIDE CNTY ASSET LEASE CORP
         Leasehold RB (Riverside Cnty Hospital) Series 2003A                     5.00%     06/01/09 (a)          2,555         2,687
      SACRAMENTO FINANCE AUTH
         Refunding RB Series 2002                                                4.50%     07/01/08              2,865         2,930
      SAN BERNARDINO CNTY
         M/F Housing Refunding RB Series 2001A                                   4.45%     05/01/31 (a)          1,300         1,360
      SAN DIEGO UNIFIED SD
         GO Bonds (Election of 1998-Series F) Series 2004                        5.00%     07/01/15 (a)          1,095         1,182
      SAN FRANCISCO AIRPORTS COMMISSION
         Second Series RB (San Francisco International Airport) Series 22        5.25%     05/01/11 (a)          3,065         3,201
         Second Series RB (San Francisco International Airport) Series 15        5.50%     05/01/09 (a)          2,000         2,112
      SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTH
         Bridge Toll Notes Series 1999                                           5.00%     02/01/07                500           506
      SAN FRANCISCO STATE UNIVERSITY
         Student Housing RB (Auxiliary Organization) Series 1999                 5.00%     07/01/08                400           410

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                              MATURITY        FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                                 RATE       DATE          ($ X 1,000)   ($ X 1,000)
      SAN JOSE
         Airport Refunding RB Series 2002B                                       5.00%   03/01/11 (a)            2,625         2,773
      SAN JOSE REDEVELOPMENT AGENCY
         Tax Allocation Bonds (Merged Area Redevelopment) Series 2002            4.00%   08/01/10 (a)            5,000         5,137
      SANTA CLARA CNTY FINANCING AUTH
         Lease RB (VMC Facility) Series 1994A                                    7.75%   11/15/10 (a)            1,000         1,184
      VERNON
         Electric System RB (Malburg Generating Station) Series 2003C            5.00%   04/01/11 (a)            1,320         1,375
         Electric System RB (Malburg Generating Station) Series 2003C            5.25%   04/01/15 (a)            1,905         1,994
                                                                                                                         -----------
                                                                                                                             112,499

      PUERTO RICO  2.4%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO ELECTRIC POWER AUTH
         Refunding RB Series CC                                                  5.50%   07/01/08 (a)            3,000         3,143
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
         (COST $114,123)                                                                                                     115,642

      SHORT-TERM INVESTMENTS  10.2% OF NET ASSETS

      CALIFORNIA  7.9%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
         Economic Recovery Bonds Series 2004C-6                                  2.95%   12/01/05 (a)(b)         2,000         2,000
         Economic Recovery Bonds Series 2004C-1                                  2.99%   12/01/05 (b)(c)           300           300
         GO Bonds Series 1992                                                    6.30%   09/01/06                2,235         2,283
      CALIFORNIA PUBLIC WORKS BOARD
         Energy Efficiency Refunding RB Series 1998B                             4.00%   09/01/06 (a)            1,155         1,161
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         Refunding RB (Sherman Oaks) Series 1998A                                5.00%   08/01/06 (a)            2,500         2,529
      NORTHERN CALIFORNIA POWER AGENCY
         Refunding RB (Geothermal Project 3) Series 1993A                        5.60%   07/01/06                2,000         2,029
                                                                                                                         -----------
                                                                                                                              10,302
      PUERTO RICO  2.3%
      ------------------------------------------------------------------------------------------------------------------------------
      PUERTO RICO AQUEDUCT AND SEWER AUTH
         Refunding Bonds Series 1995                                             6.00%   07/01/06 (a)            3,000         3,048
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $13,299)                                                                                                       13,350

END OF INVESTMENTS.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

At November 30, 2005 the tax basis cost of the fund's investments was $127,422, and the unrealized gains and losses were $2,018 and ($448), respectively.

(a) Credit-enhanced security

(b) Variable-rate security

(c) Liquidity-enhanced security

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing Finance Agency
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax anticipation note
TRAN -- Tax and revenue anticipation note

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2005, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                                                                             COST           VALUE
HOLDINGS BY CATEGORY                                                                                      ($ X 1,000)    ($ X 1,000)
------------------------------------------------------------------------------------------------------------------------------------
 98.8%  LONG-TERM INVESTMENTS                                                                                 187,063       195,289
  2.1%  SHORT-TERM INVESTMENTS                                                                                  4,150         4,150
------------------------------------------------------------------------------------------------------------------------------------
100.9%  TOTAL INVESTMENTS                                                                                     191,213       199,439
(0.9)%  OTHER ASSETS AND LIABILITIES                                                                                         (1,850)
------------------------------------------------------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                                                          197,589

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                              RATE        DATE           ($ X 1,000)    ($ X 1,000)
      LONG-TERM INVESTMENTS  98.8% OF NET ASSETS

      CALIFORNIA  98.8%
      ------------------------------------------------------------------------------------------------------------------------------
      ALAMEDA CNTY
         COP (Alameda Cnty Medical Center) Series 1998                        5.38%      06/01/18 (a)           3,400         3,593
      ALAMEDA CORRIDOR TRANSPORTATION AUTH
         Sr Lien RB Series 1999A                                              5.13%      10/01/16 (a)           1,170         1,253
      ANAHEIM PUBLIC FINANCING AUTH
         Sr Lease RB Series 1997A                                             6.00%      09/01/24 (a)           5,000         5,913
      ASSOCIATION OF BAY AREA GOVERNMENTS
         RB (Brandeis Hillel Day School) Series 2001                          3.75%      08/01/31 (a)           1,700         1,705
         Tax Allocation RB (California Redevelopment Agency Pool) Series
         1997A-6                                                              5.25%      12/15/17 (a)           1,200         1,265
         Revenue COP (Lytton Gardens, Inc) Series 1999                        6.00%      02/15/30               3,000         3,162
         RB (Schools of the Sacred Heart-San Francisco) Series 2000A          6.45%      06/01/30               1,500         1,592
      BREA OLINDA UNIFIED SD
         GO Bonds Series 1999A                                                5.60%      08/01/20 (a)           1,000         1,087
      BURBANK PUBLIC FINANCE AUTH
         RB (Golden State Redevelopment) Series 2003A                         5.25%      12/01/17 (a)           2,825         3,075
         RB (Golden State Redevelopment) Series 2003A                         5.25%      12/01/18 (a)           2,175         2,359
      CALIFORNIA
         Various Purpose GO Bonds                                             5.25%      11/01/17               3,000         3,216
         Home Purchase RB (Dept of Veterans Affairs) Series 2002A             5.30%      12/01/21 (a)           5,000         5,298
         GO Bonds Series 2000                                                 5.63%      05/01/18               1,000         1,088
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002A                                         5.75%      05/01/17               3,000         3,403

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                              RATE        DATE           ($ X 1,000)    ($ X 1,000)
      CALIFORNIA EDUCATIONAL FACILITIES AUTH
         RB (California College of Arts and Crafts) Series 2001               5.75%      06/01/25               1,800          1,871
         RB (Pepperdine University) Series 2000                               5.75%      09/15/30 (a)           3,000          3,228
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH
         Refunding RB (Cedars-Sinai Medical Center) Series 2005               5.00%      11/15/27               4,000          4,056
         Hospital Refunding RB (Childrens Hospital-San Diego) Series 1996     5.38%      07/01/16 (a)           5,180          5,343
         RB (Cedars-Sinai Medical Center) Series 1999A                        6.13%      12/01/19 (a)           2,750          3,057
      CALIFORNIA HFA
         M/F Rental Housing RB II Series 1992B                                6.70%      08/01/15                 730            732
      CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
         RB (The J. David Gladstone Institutes) Series 2001                   5.50%      10/01/19               1,250          1,333
      CALIFORNIA PUBLIC WORKS BOARD
         Lease RB (Dept of Corrections) Series 2003                           5.50%      06/01/17               6,970          7,545
      CALIFORNIA STATE PUBLIC WORKS BOARD
         Lease Refunding RB (Dept of Health Services-Richmond Laboratory)
         Series 2005K                                                         5.00%      11/01/24               3,000          3,097
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
         RB (Huntington Memorial Hospital) Series 2005                        5.00%      07/01/18               6,190          6,512
         RB (Daughters of Charity Health System) Series 2005G                 5.00%      07/01/22               1,000          1,015
         RB (Daughters of Charity Health System) Series 2005A                 5.25%      07/01/24               1,500          1,542
         RB (Daughters of Charity Health System) Series 2005H                 5.25%      07/01/25               1,000          1,026
         COP (Internext Group) Series 1999                                    5.38%      04/01/17               5,000          5,105
         Collateralized RB Series 2001A                                       7.00%      04/20/36 (a)           4,000          4,506
      COLTON PUBLIC FINANCE AUTH
         Special Tax RB Series 1996                                           5.45%      09/01/19 (a)           3,020          3,125
      CONTRA COSTA CNTY PUBLIC FINANCING AUTH
         Tax Allocation RB Series 2003A                                       5.63%      08/01/33               5,000          5,171
      EAST BAY MUNICIPAL UTILITY DISTRICT
         Water System Subordinated RB Series 2005A                            5.00%      06/01/35 (a)           4,000          4,144
         Water System Subordinated RB Series 1998                             5.25%      06/01/19               2,600          2,738
      ESCONDIDO
         Revenue COP Series 2000A                                             6.00%      09/01/31 (a)           1,915          2,116
      FONTANA REDEVELOPMENT AGENCY
         Tax Allocation Refunding Bonds (Jurupa Hills
         Redevelopment) Series 1997A                                          5.50%      10/01/19               3,500          3,634
      FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
         Toll Road Refunding RB Series 1999                                   5.13%      01/15/19 (a)           5,000          5,283
      GOLDEN STATE TOBACCO SECURITIZATION CORP
         Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A          5.00%      06/01/19               2,500          2,581
      HUNTINGTON BEACH
         Lease RB (Capital Improvement Financing) Series 2000A                5.50%      09/01/20 (a)           1,500          1,616
      INGLEWOOD REDEVELOPMENT AGENCY
         Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A   5.25%      05/01/16 (a)           1,000          1,103
      LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
         Lease RB (Vermont Manchester Social Services) Series 2005            5.00%      09/01/17 (a)           2,310          2,447
      LYNWOOD PUBLIC FINANCING AUTH
         Lease Refunding RB (Public Capital Improvement) Series 2003          5.00%      09/01/18 (a)           1,000          1,059
      MONTCLAIR FINANCING AUTH
         Lease RB (Public Facilities) Series 2005                             4.60%      10/01/25 (a)           2,000          2,006

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                            MATURITY         FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                              RATE        DATE           ($ X 1,000)    ($ X 1,000)
      OAKLAND JOINT POWER FINANCING AUTH
         Reassessment RB Series 1999                                          5.50%      09/02/24                 990          1,048
      OAKLAND REDEVELOPMENT AGENCY
         Subordinated Tax Allocation Bonds (Central District Redevelopment)
         Series 2003                                                          5.50%      09/01/14 (a)           1,615          1,793
      PORT OF OAKLAND
         RB Series 2000K                                                      5.75%      11/01/29 (a)           3,500          3,704
      RIVERSIDE PUBLIC FINANCE AUTH
         Tax Allocation RB (Riverside Cnty Redevelopment) Series 1997A        5.63%      10/01/33               4,905          5,074
      SACRAMENTO CNTY SANITATION DISTRICT
         RB Series 2000A                                                      5.88%      12/01/27               1,000          1,010
      SACRAMENTO FINANCE AUTH
         Tax Allocation RB Series 2005A                                       5.00%      12/01/34 (a)           2,615          2,669
         Lease RB (Cal EPA Building) Series 1998A                             5.25%      05/01/19 (a)           1,575          1,666
         Capital Improvement RB Series 1999                                   5.88%      12/01/29 (a)           3,000          3,339
      SALINAS VALLEY SOLID WASTE AUTH
         RB Series 2002                                                       5.13%      08/01/22 (a)           2,210          2,305
      SAN DIEGO REDEVELOPMENT AGENCY
         Subordinate Tax Allocation Bonds (Horton Plaza
         Redevelopment) Series 2000                                           5.80%      11/01/21               2,500          2,650
      SAN FRANCISCO AIRPORTS COMMISSION
         Second Series Refunding RB (San Francisco International Airport)
         Series 30                                                            5.00%      05/01/17 (a)           3,680          3,900
         Second Series RB (San Francisco International Airport) Series 22     5.00%      05/01/19 (a)           2,000          2,050
         Second Series RB (San Francisco International Airport) Series 12B    5.63%      05/01/21 (a)           2,000          2,039
      SAN FRANCISCO BAY AREA RAPID TRANSIT
         Sales Tax RB Series 1999                                             5.50%      07/01/26 (a)           1,000          1,084
         Sales Tax RB Series 1999                                             5.50%      07/01/34 (a)           2,500          2,710
      SAN FRANCISCO STATE UNIVERSITY
         Student Housing RB (Auxiliary Organization) Series 1999              5.20%      07/01/19               1,150          1,175
      SAN LUIS OBISPO CNTY FINANCE AUTH
         RB (Lopez Dam Improvement) Series 2000A                              5.38%      08/01/24 (a)           1,000          1,058
      SANTA ANA UNIFIED SD
         GO Bonds (Election of 1999) Series 2000                              5.70%      08/01/29 (a)           6,000          6,592
      SANTA CLARA CNTY FINANCING AUTH
         Lease RB (VMC Facility) Series 1994A                                 7.75%      11/15/10 (a)           1,460          1,729
      SANTA CLARA REDEVELOPMENT AGENCY
         Tax Allocation Refunding RB (Bayshore North)                         7.00%      07/01/10 (a)           1,500          1,636
      SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
         Special Tax RB Series 1999A                                          5.25%      08/15/18 (a)           3,095          3,286
      STOCKTON
         Mello Roos RB (Community Facilities District No. 1) Series
         1998A                                                                5.80%      09/01/14               5,875          6,051
      TAFT CITY ELEMENTARY SD
         GO Bonds Series 2001A                                                4.90%      08/01/20 (a)           1,080          1,129
      TRI-CITY HOSPITAL DISTRICT
         Refunding RB Series 1996A                                            5.63%      02/15/17 (a)           1,000          1,024
      TRUCKEE PUBLIC FINANCING AUTH
         Lease RB Series 2000A                                                5.88%      11/01/25 (a)           1,490          1,629
      VALLEJO
         Refunding RB (Water Improvement) Series 1996A                        5.70%      05/01/16 (a)           2,000          2,060

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                          MATURITY           FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                             RATE       DATE             ($ X 1,000)    ($ X 1,000)
      WEST BASIN WATER DISTRICT
         COP Refunding RB Series 2003A                                       5.25%     08/01/14 (a)             2,500          2,756
         COP Refunding RB (1992 Projects) Series 1997A                       5.50%     08/01/22 (a)             1,000          1,043
      WHITTIER
         RB (Presbyterian Intercommunity Hospital) Series 2002               5.60%     06/01/22                 2,000          2,080
                                                                                                                         -----------
      TOTAL LONG-TERM INVESTMENTS
         (COST $187,063)                                                                                                     195,289

      SHORT-TERM INVESTMENTS  2.1% OF NET ASSETS

      CALIFORNIA  2.1%
      ------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
         Economic Recovery Bonds Series 2004C-1                               2.99%    12/01/05 (b)(c)          3,100          3,100
      CALIFORNIA DEPT OF WATER RESOURCES
         Power Supply RB Series 2002B-2                                       3.02%    12/01/05 (a)(c)          1,050          1,050
                                                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $4,150)                                                                                                         4,150

END OF INVESTMENTS.

At 11/30/05, the tax basis cost of the fund's investments was $191,213, and the unrealized gains and losses were $8,511 and ($285), respectively

(a) Credit-enhanced security

(b) Liquidity-enhanced security

(c) Variable-rate security

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing Finance Agency
RAN -- Revenue anticipation note
RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By: /S/ Evelyn Dilsaver
    --------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:   January 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Evelyn Dilsaver
    --------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:   January 12, 2006

By: /S/ George Pereira
    -------------------
        George Pereira
        Principal Financial Officer

Date:   January 12, 2006